UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-6093

Name of Registrant: Vanguard Institutional Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31st

Date of reporting period: March 31, 2012

Item 1: Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (10.9%)
McDonald's Corp.	8,833,894	866,605
Walt Disney Co.	15,545,073	680,563
Comcast Corp. Class A	22,541,939	676,484
Home Depot Inc.	13,369,904	672,640
* Amazon.com Inc.	3,157,418	639,409
Ford Motor Co.	32,964,029	411,721
News Corp. Class A	18,668,180	367,576
Starbucks Corp.	6,534,277	365,201
NIKE Inc. Class B	3,184,211	345,296
Target Corp.	5,824,897	339,417
Lowe's Cos. Inc.	10,763,316	337,753
Time Warner Inc.	8,409,788	317,470
* priceline.com Inc.	431,913	309,898
* DIRECTV Class A	5,865,376	289,398
Yum! Brands Inc.	3,993,279	284,242
TJX Cos. Inc.	6,541,995	259,783
Viacom Inc. Class B	4,684,874	222,344
Time Warner Cable Inc.	2,724,143	222,018
Coach Inc.	2,495,967	192,888
Johnson Controls Inc.	5,904,382	191,774
CBS Corp. Class B	5,629,797	190,906
Macy's Inc.	3,592,611	142,734
* Bed Bath & Beyond Inc.	2,053,535	135,061
Carnival Corp.	3,928,581	126,029
Omnicom Group Inc.	2,366,293	119,853
McGraw-Hill Cos. Inc.	2,411,296	116,876
Ross Stores Inc.	1,983,155	115,221
* Discovery Communications Inc. Class A	2,242,258	113,458
* Chipotle Mexican Grill Inc. Class A	271,165	113,347
VF Corp.	757,900	110,638
Kohl's Corp.	2,198,222	109,977
Limited Brands Inc.	2,133,544	102,410
* O'Reilly Automotive Inc.	1,104,298	100,878
Mattel Inc.	2,940,408	98,974
Ralph Lauren Corp. Class A	560,646	97,737
* Dollar Tree Inc.	1,032,482	97,559
Staples Inc.	6,020,479	97,411
Harley-Davidson Inc.	1,982,567	97,304
Starwood Hotels & Resorts Worldwide Inc.	1,701,060	95,957
* AutoZone Inc.	236,506	87,933
Marriott International Inc. Class A	2,316,762	87,689
Wynn Resorts Ltd.	688,869	86,026
Genuine Parts Co.	1,351,154	84,785
* BorgWarner Inc.	946,801	79,853
Nordstrom Inc.	1,386,619	77,262
Tiffany & Co.	1,101,262	76,130
Gap Inc.	2,880,241	75,290
* CarMax Inc.	1,965,466	68,103
Family Dollar Stores Inc.	1,021,544	64,643

	Wyndham Worldwide Corp.	1,266,054	58,884
	Best Buy Co. Inc.	2,461,483	58,288
	Darden Restaurants Inc.	1,114,225	57,004
*	Netflix Inc.	480,788	55,310
	Whirlpool Corp.	664,633	51,084
	Newell Rubbermaid Inc.	2,501,895	44,559
	JC Penney Co. Inc.	1,254,886	44,461
	Interpublic Group of Cos. Inc.	3,870,059	44,157
	International Game Technology	2,580,866	43,333
	H&R Block Inc.	2,541,006	41,850
	Scripps Networks Interactive Inc. Class A	828,202	40,325
	Lennar Corp. Class A	1,408,129	38,273
*	Apollo Group Inc. Class A	975,826	37,706
	Hasbro Inc.	1,004,432	36,883
	Abercrombie & Fitch Co.	742,976	36,859
	DR Horton Inc.	2,419,112	36,698
	Gannett Co. Inc.	2,048,836	31,409
*	TripAdvisor Inc.	819,475	29,231
	Harman International Industries Inc.	606,970	28,412
*	Urban Outfitters Inc.	960,224	27,952
	Leggett & Platt Inc.	1,210,942	27,864
	Cablevision Systems Corp. Class A	1,874,011	27,510
	Expedia Inc.	820,643	27,442
*	PulteGroup Inc.	2,911,812	25,770
^	GameStop Corp. Class A	1,179,777	25,766
	Comcast Corp.	844,535	24,922
*	Big Lots Inc.	567,365	24,408
*	Goodyear Tire & Rubber Co.	2,115,025	23,731
*,^ Sears Holdings Corp.		330,890	21,921
	DeVry Inc.	516,592	17,497
	Washington Post Co. Class B	41,520	15,511
*	AutoNation Inc.	388,054	13,314
			12,080,858
Consumer Staples (10.7%)
	Procter & Gamble Co.	23,888,489	1,605,545
	Coca-Cola Co.	19,628,496	1,452,705
	Philip Morris International Inc.	14,933,632	1,323,269
	Wal-Mart Stores Inc.	15,148,062	927,062
	PepsiCo Inc.	13,622,025	903,821
	Kraft Foods Inc.	15,335,813	582,914
	Altria Group Inc.	17,742,073	547,698
	CVS Caremark Corp.	11,295,562	506,041
	Colgate-Palmolive Co.	4,159,431	406,709
	Costco Wholesale Corp.	3,772,170	342,513
	Walgreen Co.	7,576,028	253,721
	Kimberly-Clark Corp.	3,414,581	252,303
	General Mills Inc.	5,591,202	220,573
	Archer-Daniels-Midland Co.	5,738,631	181,685
	Sysco Corp.	5,070,302	151,399
	HJ Heinz Co.	2,774,618	148,581
	Lorillard Inc.	1,144,980	148,252
	Mead Johnson Nutrition Co.	1,766,487	145,700
	Estee Lauder Cos. Inc. Class A	1,950,442	120,810
	Kroger Co.	4,985,336	120,795
	Reynolds American Inc.	2,898,386	120,109
	Whole Foods Market Inc.	1,407,835	117,132
	Kellogg Co.	2,137,555	114,637

Sara Lee Corp.	5,131,275	110,476
ConAgra Foods Inc.	3,578,723	93,977
Hershey Co.	1,330,227	81,583
JM Smucker Co.	983,411	80,010
Beam Inc.	1,359,484	79,625
Clorox Co.	1,125,916	77,407
Coca-Cola Enterprises Inc.	2,605,079	74,505
Dr Pepper Snapple Group Inc.	1,839,643	73,972
Avon Products Inc.	3,738,201	72,372
Brown-Forman Corp. Class B	861,655	71,854
McCormick & Co. Inc.	1,154,161	62,821
Molson Coors Brewing Co. Class B	1,362,433	61,650
Campbell Soup Co.	1,548,372	52,413
Tyson Foods Inc. Class A	2,528,628	48,423
Safeway Inc.	2,324,875	46,986
Hormel Foods Corp.	1,186,917	35,038
* Constellation Brands Inc. Class A	1,484,481	35,019
* Dean Foods Co.	1,593,081	19,292
^ SUPERVALU Inc.	1,836,795	10,488
		11,881,885
Energy (11.2%)
Exxon Mobil Corp.	40,876,901	3,545,254
Chevron Corp.	17,145,914	1,838,728
ConocoPhillips	11,098,710	843,613
Schlumberger Ltd.	11,567,734	808,932
Occidental Petroleum Corp.	7,034,275	669,874
Anadarko Petroleum Corp.	4,322,948	338,660
Apache Corp.	3,333,349	334,801
National Oilwell Varco Inc.	3,679,423	292,404
Halliburton Co.	8,005,222	265,693
EOG Resources Inc.	2,333,832	259,289
Devon Energy Corp.	3,504,830	249,263
El Paso Corp.	6,703,309	198,083
Marathon Oil Corp.	6,105,352	193,540
Spectra Energy Corp.	5,647,661	178,184
Baker Hughes Inc.	3,795,240	159,172
Williams Cos. Inc.	5,136,309	158,250
Hess Corp.	2,624,415	154,709
Noble Energy Inc.	1,534,754	150,068
Chesapeake Energy Corp.	5,746,210	133,140
Marathon Petroleum Corp.	3,015,052	130,733
Valero Energy Corp.	4,814,471	124,069
Pioneer Natural Resources Co.	1,069,181	119,310
* Cameron International Corp.	2,135,246	112,805
* FMC Technologies Inc.	2,073,726	104,557
Murphy Oil Corp.	1,681,670	94,627
* Southwestern Energy Co.	3,027,640	92,646
Noble Corp.	2,187,325	81,959
Range Resources Corp.	1,369,229	79,607
Peabody Energy Corp.	2,361,642	68,393
Consol Energy Inc.	1,969,951	67,175
EQT Corp.	1,296,767	62,517
* Denbury Resources Inc.	3,385,448	61,717
Cabot Oil & Gas Corp.	1,820,187	56,735
Helmerich & Payne Inc.	931,638	50,262
QEP Resources Inc.	1,539,810	46,964
* Nabors Industries Ltd.	2,504,382	43,802

Diamond Offshore Drilling Inc.	603,108	40,257
* Newfield Exploration Co.	1,149,354	39,860
Sunoco Inc.	923,445	35,229
* Rowan Cos. Inc.	1,068,377	35,182
* Tesoro Corp.	1,202,147	32,266
* WPX Energy Inc.	1,717,622	30,934
* Alpha Natural Resources Inc.	1,902,695	28,940
		12,412,203
Financials (14.9%)
Wells Fargo & Co.	45,734,023	1,561,360
JPMorgan Chase & Co.	33,107,412	1,522,279
* Berkshire Hathaway Inc. Class B	14,110,165	1,145,040
Citigroup Inc.	25,399,981	928,369
Bank of America Corp.	93,080,876	890,784
Goldman Sachs Group Inc.	4,292,332	533,837
US Bancorp	16,573,517	525,049
American Express Co.	8,801,716	509,267
Simon Property Group Inc.	2,656,118	386,943
MetLife Inc.	9,196,322	343,483
PNC Financial Services Group Inc.	4,575,729	295,089
Capital One Financial Corp.	4,800,087	267,557
Morgan Stanley	13,213,968	259,522
Prudential Financial Inc.	4,076,390	258,402
Bank of New York Mellon Corp.	10,449,401	252,144
* American Tower Corporation	3,414,815	215,202
ACE Ltd.	2,924,302	214,059
Travelers Cos. Inc.	3,409,277	201,829
State Street Corp.	4,231,334	192,526
BB&T Corp.	6,047,290	189,824
Aflac Inc.	4,051,363	186,322
BlackRock Inc.	870,632	178,392
Public Storage	1,233,155	170,385
CME Group Inc.	576,289	166,738
Equity Residential	2,604,119	163,070
Chubb Corp.	2,351,664	162,523
Marsh & McLennan Cos. Inc.	4,713,315	154,550
Franklin Resources Inc.	1,236,161	153,321
Discover Financial Services	4,597,038	153,265
* American International Group Inc.	4,666,579	143,871
T. Rowe Price Group Inc.	2,198,589	143,568
ProLogis Inc.	3,980,972	143,395
Ventas Inc.	2,505,967	143,091
Allstate Corp.	4,321,975	142,279
HCP Inc.	3,551,993	140,162
Aon Corp.	2,820,506	138,374
Vornado Realty Trust	1,605,316	135,168
Boston Properties Inc.	1,286,111	135,029
Charles Schwab Corp.	9,372,949	134,689
Progressive Corp.	5,303,960	122,946
AvalonBay Communities Inc.	825,816	116,729
Fifth Third Bancorp	7,978,754	112,101
SunTrust Banks Inc.	4,617,459	111,604
Ameriprise Financial Inc.	1,924,680	109,957
Loews Corp.	2,650,124	105,660
Invesco Ltd.	3,869,900	103,210
Weyerhaeuser Co.	4,653,529	102,005
Host Hotels & Resorts Inc.	6,137,283	100,774

Health Care REIT Inc.	1,823,937	100,244
Northern Trust Corp.	2,091,452	99,239
M&T Bank Corp.	1,096,466	95,261
* Berkshire Hathaway Inc. Class A	759	92,522
* IntercontinentalExchange Inc.	629,706	86,534
Regions Financial Corp.	12,256,499	80,770
Hartford Financial Services Group Inc.	3,818,643	80,497
Principal Financial Group Inc.	2,614,880	77,165
Moody's Corp.	1,701,545	71,635
KeyCorp	8,266,549	70,266
SLM Corp.	4,334,439	68,311
Kimco Realty Corp.	3,530,253	67,993
NYSE Euronext	2,240,627	67,241
Lincoln National Corp.	2,527,095	66,614
Unum Group	2,520,928	61,712
XL Group plc Class A	2,738,243	59,392
Plum Creek Timber Co. Inc.	1,400,138	58,190
* CBRE Group Inc. Class A	2,844,885	56,784
Comerica Inc.	1,714,341	55,476
Cincinnati Financial Corp.	1,407,782	48,583
Huntington Bancshares Inc.	7,498,318	48,364
Leucadia National Corp.	1,718,608	44,856
Torchmark Corp.	869,190	43,329
People's United Financial Inc.	3,115,986	41,256
* Genworth Financial Inc. Class A	4,263,007	35,468
Zions Bancorporation	1,592,404	34,173
Hudson City Bancorp Inc.	4,560,681	33,339
Assurant Inc.	756,694	30,646
Legg Mason Inc.	1,075,389	30,036
* NASDAQ OMX Group Inc.	1,079,585	27,961
Apartment Investment & Management Co.	1,047,674	27,669
* E*Trade Financial Corp.	2,195,951	24,046
First Horizon National Corp.	2,217,440	23,017
^ Federated Investors Inc. Class B	798,511	17,895
		16,492,227
Health Care (11.4%)
Johnson & Johnson	23,807,723	1,570,357
Pfizer Inc.	65,380,495	1,481,522
Merck & Co. Inc.	26,400,361	1,013,774
Abbott Laboratories	13,636,903	835,806
UnitedHealth Group Inc.	9,063,013	534,174
Bristol-Myers Squibb Co.	14,640,966	494,133
Amgen Inc.	6,864,138	466,693
Eli Lilly & Co.	8,856,580	356,655
Medtronic Inc.	9,025,153	353,696
* Gilead Sciences Inc.	6,568,266	320,860
* Celgene Corp.	3,805,857	295,030
Baxter International Inc.	4,859,958	290,528
* Biogen Idec Inc.	2,070,587	260,832
Allergan Inc.	2,640,537	251,986
* Medco Health Solutions Inc.	3,366,312	236,652
Covidien plc	4,192,098	229,224
* Express Scripts Inc.	4,204,618	227,806
WellPoint Inc.	2,903,391	214,270
McKesson Corp.	2,134,573	187,351
* Intuitive Surgical Inc.	340,868	184,665
Thermo Fisher Scientific Inc.	3,173,188	178,904

Stryker Corp.	2,809,106	155,849
Aetna Inc.	3,039,210	152,447
Becton Dickinson and Co.	1,822,366	141,507
Agilent Technologies Inc.	3,015,217	134,207
Humana Inc.	1,422,937	131,593
Cardinal Health Inc.	2,998,372	129,260
St. Jude Medical Inc.	2,779,557	123,162
Cigna Corp.	2,485,168	122,395
Zimmer Holdings Inc.	1,545,074	99,317
* Cerner Corp.	1,265,759	96,400
AmerisourceBergen Corp. Class A	2,236,473	88,743
* Mylan Inc.	3,703,223	86,841
Quest Diagnostics Inc.	1,373,439	83,986
Perrigo Co.	809,337	83,613
* Forest Laboratories Inc.	2,303,287	79,901
* Laboratory Corp. of America Holdings	843,192	77,186
* Life Technologies Corp.	1,546,332	75,492
* Boston Scientific Corp.	12,589,106	75,283
* Watson Pharmaceuticals Inc.	1,103,057	73,971
* DaVita Inc.	812,833	73,293
* Edwards Lifesciences Corp.	997,435	72,543
CR Bard Inc.	729,220	71,989
* Waters Corp.	772,608	71,590
* Varian Medical Systems Inc.	980,129	67,590
* Hospira Inc.	1,429,110	53,434
* CareFusion Corp.	1,949,739	50,557
DENTSPLY International Inc.	1,232,203	49,448
Coventry Health Care Inc.	1,224,910	43,570
PerkinElmer Inc.	981,268	27,142
Patterson Cos. Inc.	757,258	25,292
* Tenet Healthcare Corp.	3,545,185	18,825
		12,621,344
Industrials (10.5%)
General Electric Co.	91,769,540	1,841,815
United Parcel Service Inc. Class B	8,314,932	671,181
United Technologies Corp.	7,893,839	654,715
Caterpillar Inc.	5,616,035	598,220
3M Co.	6,023,783	537,382
Boeing Co.	6,467,640	480,998
Union Pacific Corp.	4,163,668	447,511
Honeywell International Inc.	6,724,755	410,546
Emerson Electric Co.	6,369,828	332,378
Deere & Co.	3,485,145	281,948
Danaher Corp.	4,962,037	277,874
FedEx Corp.	2,727,580	250,828
Illinois Tool Works Inc.	4,195,955	239,673
General Dynamics Corp.	3,094,837	227,099
Tyco International Ltd.	3,998,054	224,611
Precision Castparts Corp.	1,259,116	217,701
Lockheed Martin Corp.	2,312,235	207,777
Cummins Inc.	1,664,699	199,831
CSX Corp.	9,126,654	196,406
Norfolk Southern Corp.	2,863,471	188,502
Raytheon Co.	2,947,918	155,591
PACCAR Inc.	3,095,375	144,956
Eaton Corp.	2,903,033	144,658
Waste Management Inc.	4,001,798	139,903

Fastenal Co.	2,561,151	138,558
Goodrich Corp.	1,091,166	136,876
Northrop Grumman Corp.	2,191,290	133,844
WW Grainger Inc.	529,017	113,638
Stanley Black & Decker Inc.	1,470,629	113,180
Parker Hannifin Corp.	1,308,969	110,673
Ingersoll-Rand plc	2,579,414	106,659
Dover Corp.	1,593,064	100,268
Rockwell Automation Inc.	1,235,109	98,438
CH Robinson Worldwide Inc.	1,416,861	92,790
Fluor Corp.	1,466,001	88,019
Cooper Industries plc	1,374,952	87,928
Expeditors International of Washington Inc.	1,839,638	85,562
Republic Services Inc. Class A	2,728,561	83,385
Roper Industries Inc.	840,522	83,346
Rockwell Collins Inc.	1,289,260	74,210
Textron Inc.	2,425,678	67,507
Joy Global Inc.	917,970	67,471
* Stericycle Inc.	735,329	61,503
L-3 Communications Holdings Inc.	858,655	60,767
Pall Corp.	1,001,181	59,700
Southwest Airlines Co.	6,704,565	55,246
Flowserve Corp.	472,768	54,609
* Jacobs Engineering Group Inc.	1,114,712	49,460
Equifax Inc.	1,039,659	46,015
Xylem Inc.	1,602,493	44,469
Iron Mountain Inc.	1,484,186	42,745
Masco Corp.	3,099,637	41,442
* Quanta Services Inc.	1,833,462	38,319
Cintas Corp.	956,748	37,428
Robert Half International Inc.	1,233,224	37,367
Dun & Bradstreet Corp.	412,697	34,968
Snap-on Inc.	505,002	30,790
Pitney Bowes Inc.	1,727,633	30,372
Avery Dennison Corp.	920,259	27,727
Ryder System Inc.	442,535	23,366
^ RR Donnelley & Sons Co.	1,543,419	19,123
		11,649,872
Information Technology (20.4%)
* Apple Inc.	8,086,267	4,847,475
International Business Machines Corp.	10,048,878	2,096,698
Microsoft Corp.	64,766,833	2,088,730
* Google Inc. Class A	2,199,488	1,410,400
Intel Corp.	43,329,618	1,217,996
QUALCOMM Inc.	14,669,562	997,824
Oracle Corp.	33,999,084	991,413
Cisco Systems Inc.	46,711,606	987,951
* EMC Corp.	17,806,323	532,053
Visa Inc. Class A	4,314,428	509,103
Hewlett-Packard Co.	17,140,780	408,465
Mastercard Inc. Class A	921,675	387,601
* eBay Inc.	9,933,785	366,457
Accenture plc Class A	5,613,304	362,058
Texas Instruments Inc.	9,930,451	333,762
Automatic Data Processing Inc.	4,254,924	234,829
* Dell Inc.	13,244,381	219,857
* Cognizant Technology Solutions Corp. Class A	2,631,342	202,482

	Corning Inc.	13,199,710	185,852
*	Salesforce.com Inc.	1,179,614	182,262
	Broadcom Corp. Class A	4,254,329	167,195
*	Yahoo! Inc.	10,527,342	160,226
	Intuit Inc.	2,557,930	153,808
*	Adobe Systems Inc.	4,283,063	146,952
*	NetApp Inc.	3,148,451	140,956
	Applied Materials Inc.	11,198,595	139,311
	TE Connectivity Ltd.	3,696,469	135,845
	Motorola Solutions Inc.	2,552,112	129,724
*	Citrix Systems Inc.	1,609,622	127,015
*	Symantec Corp.	6,326,925	118,314
	Altera Corp.	2,796,199	111,345
*	Juniper Networks Inc.	4,565,663	104,462
	Analog Devices Inc.	2,583,389	104,369
*	SanDisk Corp.	2,102,495	104,263
*	Red Hat Inc.	1,675,261	100,331
*	Teradata Corp.	1,452,044	98,957
	Western Union Co.	5,380,643	94,699
	Xerox Corp.	11,552,590	93,345
*	F5 Networks Inc.	686,995	92,717
*	Motorola Mobility Holdings Inc.	2,286,355	89,717
	CA Inc.	3,159,393	87,073
	Paychex Inc.	2,797,792	86,704
	Amphenol Corp. Class A	1,416,757	84,680
*	Western Digital Corp.	2,029,183	83,988
*	Fiserv Inc.	1,202,141	83,417
*	Autodesk Inc.	1,959,478	82,925
	Xilinx Inc.	2,271,169	82,739
*	NVIDIA Corp.	5,296,834	81,518
	KLA-Tencor Corp.	1,446,333	78,709
*	Micron Technology Inc.	8,568,479	69,405
	Fidelity National Information Services Inc.	2,034,278	67,375
	Linear Technology Corp.	1,986,292	66,938
	Microchip Technology Inc.	1,665,988	61,975
*	BMC Software Inc.	1,424,661	57,214
*	Akamai Technologies Inc.	1,542,406	56,606
	VeriSign Inc.	1,383,800	53,055
*	Electronic Arts Inc.	2,874,783	47,376
	Harris Corp.	987,912	44,535
*	LSI Corp.	4,916,818	42,678
*	Advanced Micro Devices Inc.	5,089,935	40,821
	Computer Sciences Corp.	1,345,391	40,281
	Jabil Circuit Inc.	1,599,562	40,181
	FLIR Systems Inc.	1,332,081	33,715
	Molex Inc.	1,187,142	33,382
	Total System Services Inc.	1,388,390	32,030
*	SAIC Inc.	2,389,946	31,547
*	Novellus Systems Inc.	610,823	30,486
*	JDS Uniphase Corp.	1,987,589	28,800
*	Teradyne Inc.	1,612,461	27,234
	Lexmark International Inc. Class A	612,525	20,360
*,^ First Solar Inc.		508,886	12,748
			22,667,314
Materials (3.4%)
	EI du Pont de Nemours & Co.	8,085,494	427,723
	Monsanto Co.	4,643,672	370,379

Dow Chemical Co.	10,280,886	356,130
Freeport-McMoRan Copper & Gold Inc.	8,221,128	312,732
Praxair Inc.	2,588,235	296,715
Newmont Mining Corp.	4,293,849	220,146
Air Products & Chemicals Inc.	1,826,666	167,688
Ecolab Inc.	2,526,375	155,928
Mosaic Co.	2,582,872	142,807
International Paper Co.	3,791,098	133,068
PPG Industries Inc.	1,318,478	126,310
Nucor Corp.	2,748,580	118,051
CF Industries Holdings Inc.	567,948	103,736
Alcoa Inc.	9,247,280	92,658
Cliffs Natural Resources Inc.	1,231,908	85,322
Sherwin-Williams Co.	750,027	81,505
Sigma-Aldrich Corp.	1,047,318	76,517
FMC Corp.	605,858	64,136
Eastman Chemical Co.	1,188,223	61,419
Ball Corp.	1,354,269	58,071
Airgas Inc.	596,255	53,049
Vulcan Materials Co.	1,121,286	47,913
MeadWestvaco Corp.	1,483,085	46,851
International Flavors & Fragrances Inc.	702,136	41,145
Allegheny Technologies Inc.	925,661	38,109
^ United States Steel Corp.	1,249,372	36,694
* Owens-Illinois Inc.	1,421,797	33,185
Sealed Air Corp.	1,660,356	32,061
Bemis Co. Inc.	891,526	28,787
Titanium Metals Corp.	712,564	9,662
		3,818,497
Telecommunication Services (2.8%)
AT&T Inc.	51,419,203	1,605,822
Verizon Communications Inc.	24,592,201	940,160
CenturyLink Inc.	5,374,134	207,710
* Crown Castle International Corp.	2,171,552	115,831
* Sprint Nextel Corp.	25,999,395	74,098
Windstream Corp.	5,087,309	59,572
^ Frontier Communications Corp.	8,601,665	35,869
* MetroPCS Communications Inc.	2,539,347	22,905
		3,061,967
Utilities (3.3%)
Southern Co.	7,515,932	337,691
Exelon Corp.	7,381,810	289,441
Dominion Resources Inc.	4,944,829	253,225
Duke Energy Corp.	11,585,915	243,420
NextEra Energy Inc.	3,609,899	220,493
FirstEnergy Corp.	3,627,340	165,370
American Electric Power Co. Inc.	4,192,945	161,764
PG&E Corp.	3,574,373	155,163
Consolidated Edison Inc.	2,540,337	148,406
PPL Corp.	5,024,015	141,979
Progress Energy Inc.	2,560,672	135,997
Public Service Enterprise Group Inc.	4,389,272	134,356
Sempra Energy	2,086,822	125,126
Edison International	2,825,960	120,131
Xcel Energy Inc.	4,222,613	111,772
Entergy Corp.	1,531,957	102,947

DTE Energy Co.	1,469,401	80,861
ONEOK Inc.	901,245	73,596
*	AES Corp.	5,580,637	72,939
CenterPoint Energy Inc.	3,695,839	72,882
Wisconsin Energy Corp.	1,999,105	70,328
Ameren Corp.	2,104,664	68,570
NiSource Inc.	2,447,831	59,605
Northeast Utilities	1,537,246	57,063
CMS Energy Corp.	2,231,800	49,100
SCANA Corp.	1,005,963	45,882
Pinnacle West Capital Corp.	947,784	45,399
AGL Resources Inc.	1,015,886	39,843
Pepco Holdings Inc.	1,974,622	37,301
Integrys Energy Group Inc.	679,184	35,990
TECO Energy Inc.	1,866,109	32,750
*	NRG Energy Inc.	1,968,887	30,852
3,720,242
Total Common Stocks (Cost $91,938,964)	110,406,409
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.123%	420,559,280	420,559

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount Notes	0.020%	4/2/12	1,500	1,500
[4,5] Fannie Mae Discount Notes	0.040%	4/16/12	7,500	7,500
[4,5] Freddie Mac Discount Notes	0.150%	8/27/12	43,500	43,470
5	United States Treasury Note/Bond	1.000%	4/30/12	100	100
52,570
Total Temporary Cash Investments (Cost $473,133)	473,129
Total Investments (99.9%) (Cost $92,412,097)	110,879,538
Other Assets and Liabilities-Net (0.1%)[3]	149,976
Net Assets (100%)	111,029,514

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $55,843,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $61,306,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $42,576,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Institutional Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	110,406,409	—	—
Temporary Cash Investments	420,559	52,570	—
Futures Contracts—Assets[1]	2,124	—	—
Total	110,829,092	52,570	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Institutional Index Fund

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2012	1,000	499,188	13,182
S&P 500 E-Mini	June 2012	50	96,821	460

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2012, the cost of investment securities for tax purposes was $92,412,097,000. Net unrealized appreciation of investment securities for tax purposes was $18,467,441,000, consisting of unrealized gains of $27,266,997,000 on securities that had risen in value since their purchase and $8,799,556,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (11.9%)
McDonald's Corp.	1,378,644	135,245
Comcast Corp. Class A	3,485,932	104,613
Home Depot Inc.	2,077,004	104,494
Walt Disney Co.	2,299,520	100,673
* Amazon.com Inc.	490,185	99,267
Ford Motor Co.	4,773,438	59,620
News Corp. Class A	2,905,993	57,219
Starbucks Corp.	1,004,281	56,129
Lowe's Cos. Inc.	1,698,395	53,296
NIKE Inc. Class B	478,268	51,863
Time Warner Inc.	1,348,491	50,906
Target Corp.	859,578	50,088
* priceline.com Inc.	67,076	48,127
* DIRECTV Class A	950,678	46,906
Yum! Brands Inc.	620,466	44,165
TJX Cos. Inc.	1,016,305	40,357
Time Warner Cable Inc.	429,901	35,037
Viacom Inc. Class B	674,778	32,025
Coach Inc.	393,162	30,384
Johnson Controls Inc.	916,743	29,776
Las Vegas Sands Corp.	493,605	28,417
CBS Corp. Class B	823,195	27,915
* General Motors Co.	1,054,030	27,036
Macy's Inc.	566,695	22,515
* Bed Bath & Beyond Inc.	329,906	21,698
Carnival Corp.	602,180	19,318
McGraw-Hill Cos. Inc.	395,654	19,177
Omnicom Group Inc.	372,051	18,844
Ross Stores Inc.	311,441	18,095
* Chipotle Mexican Grill Inc. Class A	42,206	17,642
VF Corp.	118,950	17,364
Limited Brands Inc.	342,015	16,417
Kohl's Corp.	324,658	16,243
* O'Reilly Automotive Inc.	172,840	15,789
Harley-Davidson Inc.	313,398	15,382
Mattel Inc.	456,714	15,373
Staples Inc.	943,153	15,260
* Dollar Tree Inc.	160,511	15,167
Starwood Hotels & Resorts Worldwide Inc.	263,419	14,859
* Liberty Interactive Corp. Class A	756,765	14,447
Ralph Lauren Corp. Class A	82,681	14,414
Marriott International Inc. Class A	361,577	13,686
Wynn Resorts Ltd.	109,534	13,679
Genuine Parts Co.	209,907	13,172
Liberty Media Corp. - Liberty Capital Class A	146,492	12,913
Nordstrom Inc.	226,685	12,631
* BorgWarner Inc.	148,040	12,486
* AutoZone Inc.	32,280	12,002
* Sirius XM Radio Inc.	5,060,115	11,689

* Dollar General Corp.	246,162	11,373
Tiffany & Co.	163,135	11,278
Gap Inc.	428,066	11,190
* CarMax Inc.	305,006	10,568
* Lululemon Athletica Inc.	135,474	10,117
Best Buy Co. Inc.	415,283	9,834
Wyndham Worldwide Corp.	207,793	9,664
* Discovery Communications Inc. Class A	190,526	9,641
Virgin Media Inc.	385,516	9,630
* Fossil Inc.	71,746	9,469
* Liberty Global Inc. Class A	186,888	9,359
DISH Network Corp. Class A	280,073	9,223
Darden Restaurants Inc.	177,974	9,105
Tractor Supply Co.	95,671	8,664
Advance Auto Parts Inc.	97,731	8,656
PetSmart Inc.	150,585	8,616
Family Dollar Stores Inc.	134,630	8,519
* Netflix Inc.	70,944	8,161
Autoliv Inc.	120,427	8,075
Whirlpool Corp.	103,088	7,923
JC Penney Co. Inc.	215,733	7,643
* Tempur-Pedic International Inc.	88,975	7,512
* Liberty Global Inc.	154,129	7,381
Garmin Ltd.	157,145	7,378
* Discovery Communications Inc.	157,205	7,370
PVH Corp.	81,899	7,316
Interpublic Group of Cos. Inc.	621,338	7,089
Newell Rubbermaid Inc.	390,420	6,953
H&R Block Inc.	412,307	6,791
International Game Technology	401,670	6,744
* TRW Automotive Holdings Corp.	141,825	6,588
Lear Corp.	137,995	6,415
Foot Locker Inc.	206,381	6,408
Polaris Industries Inc.	88,500	6,385
* MGM Resorts International	461,448	6,285
Dick's Sporting Goods Inc.	128,955	6,200
Comcast Corp.	209,395	6,179
Ulta Salon Cosmetics & Fragrance Inc.	66,276	6,156
* Panera Bread Co. Class A	38,166	6,142
* Apollo Group Inc. Class A	157,938	6,103
* LKQ Corp.	187,819	5,854
Abercrombie & Fitch Co.	117,574	5,833
DR Horton Inc.	383,589	5,819
Scripps Networks Interactive Inc. Class A	118,317	5,761
Hasbro Inc.	156,830	5,759
Royal Caribbean Cruises Ltd.	190,477	5,606
Signet Jewelers Ltd.	117,270	5,545
* Mohawk Industries Inc.	78,907	5,248
Lennar Corp. Class A	185,524	5,043
Gannett Co. Inc.	321,628	4,931
Tupperware Brands Corp.	77,193	4,902
* Toll Brothers Inc.	203,074	4,872
* Under Armour Inc. Class A	51,688	4,859
* Urban Outfitters Inc.	166,104	4,835
* TripAdvisor Inc.	134,201	4,787
Gentex Corp.	193,500	4,741
Williams-Sonoma Inc.	125,936	4,720

*	Sally Beauty Holdings Inc.	188,543	4,676
*	NVR Inc.	6,379	4,633
	Harman International Industries Inc.	94,549	4,426
	Expedia Inc.	130,625	4,368
	Leggett & Platt Inc.	188,117	4,329
*	PulteGroup Inc.	466,134	4,125
	Jarden Corp.	101,691	4,091
	GameStop Corp. Class A	187,190	4,088
	American Eagle Outfitters Inc.	235,550	4,049
	Cablevision Systems Corp. Class A	274,291	4,027
*	Carter's Inc.	79,213	3,942
*	Ascena Retail Group Inc.	87,877	3,895
*	Hanesbrands Inc.	131,452	3,883
*	Penn National Gaming Inc.	89,794	3,859
*,^ Sears Holdings Corp.		57,813	3,830
*	Big Lots Inc.	88,711	3,816
*	Goodyear Tire & Rubber Co.	330,041	3,703
*	Charter Communications Inc. Class A	58,260	3,697
	Sotheby's	91,441	3,597
*	Visteon Corp.	66,083	3,502
	Service Corp. International	308,620	3,475
	Chico's FAS Inc.	227,018	3,428
	GNC Holdings Inc. Class A	94,170	3,286
*	Deckers Outdoor Corp.	52,000	3,279
*	Warnaco Group Inc.	54,823	3,202
*	AMC Networks Inc. Class A	70,859	3,162
	Dunkin' Brands Group Inc.	104,813	3,156
	Dana Holding Corp.	198,510	3,077
*	Tenneco Inc.	81,377	3,023
	Rent-A-Center Inc.	79,612	3,005
	Brinker International Inc.	109,031	3,004
	John Wiley & Sons Inc. Class A	62,629	2,981
	Brunswick Corp.	114,559	2,950
^	Weight Watchers International Inc.	37,403	2,887
	Dillard's Inc. Class A	44,708	2,817
	DeVry Inc.	82,074	2,780
	Six Flags Entertainment Corp.	59,295	2,773
*	Bally Technologies Inc.	58,731	2,746
	Guess? Inc.	87,730	2,742
*	Lamar Advertising Co. Class A	84,391	2,735
	Cinemark Holdings Inc.	123,648	2,714
*,^ Tesla Motors Inc.		70,685	2,632
*	Life Time Fitness Inc.	51,626	2,611
*	Madison Square Garden Co. Class A	75,667	2,588
*	Hyatt Hotels Corp. Class A	60,458	2,583
*	Express Inc.	102,356	2,557
*	Crocs Inc.	122,067	2,554
	Men's Wearhouse Inc.	65,788	2,551
	Aaron's Inc.	97,316	2,520
*	Coinstar Inc.	39,310	2,498
	Washington Post Co. Class B	6,605	2,467
	Wolverine World Wide Inc.	65,471	2,434
*	Pier 1 Imports Inc.	133,773	2,432
	Pool Corp.	64,519	2,414
*	Aeropostale Inc.	109,240	2,362
*	Cabela's Inc.	61,405	2,343
*	Genesco Inc.	32,668	2,341

	Domino's Pizza Inc.	63,188	2,294
	DSW Inc. Class A	41,198	2,256
*	Buffalo Wild Wings Inc.	24,873	2,256
*	Steven Madden Ltd.	52,170	2,230
*	Select Comfort Corp.	68,636	2,223
	Morningstar Inc.	33,929	2,139
	HSN Inc.	55,774	2,121
	Wendy's Co.	422,530	2,117
	Vail Resorts Inc.	48,858	2,113
*	Cheesecake Factory Inc.	71,453	2,100
*	ANN Inc.	70,779	2,027
*	Hibbett Sports Inc.	36,370	1,984
*	AutoNation Inc.	57,076	1,958
	Hillenbrand Inc.	84,208	1,933
*	Live Nation Entertainment Inc.	204,767	1,925
*	JOS A Bank Clothiers Inc.	37,397	1,885
	Thor Industries Inc.	59,058	1,864
	Buckle Inc.	38,251	1,832
*,^ ITT Educational Services Inc.		27,149	1,796
*	WMS Industries Inc.	75,079	1,782
*	Saks Inc.	152,250	1,768
*	Children's Place Retail Stores Inc.	34,164	1,765
	Group 1 Automotive Inc.	30,953	1,739
*	Iconix Brand Group Inc.	99,858	1,736
*	DreamWorks Animation SKG Inc. Class A	93,889	1,732
	Cracker Barrel Old Country Store Inc.	30,896	1,724
*	Liz Claiborne Inc.	128,904	1,722
*	BJ's Restaurants Inc.	33,922	1,708
	Scholastic Corp.	47,229	1,666
	Monro Muffler Brake Inc.	39,828	1,652
*	Collective Brands Inc.	81,736	1,607
	Meredith Corp.	48,695	1,581
*	Vitamin Shoppe Inc.	35,530	1,571
	Regal Entertainment Group Class A	114,539	1,558
	Strayer Education Inc.	16,343	1,541
	MDC Holdings Inc.	58,716	1,514
	Penske Automotive Group Inc.	61,444	1,513
*	Gaylord Entertainment Co.	49,032	1,510
	Bob Evans Farms Inc.	39,460	1,488
	Choice Hotels International Inc.	39,760	1,485
*	Asbury Automotive Group Inc.	54,837	1,481
*	Lions Gate Entertainment Corp.	105,549	1,469
*	Orient-Express Hotels Ltd. Class A	143,349	1,462
	Finish Line Inc. Class A	68,869	1,461
	Jones Group Inc.	116,312	1,461
*	Valassis Communications Inc.	63,189	1,453
	Regis Corp.	77,726	1,432
	Texas Roadhouse Inc. Class A	85,473	1,422
*	Jack in the Box Inc.	57,788	1,385
	Arbitron Inc.	36,946	1,366
	Ethan Allen Interiors Inc.	51,673	1,308
*	Shutterfly Inc.	40,682	1,275
	Matthews International Corp. Class A	39,444	1,248
*	American Axle & Manufacturing Holdings Inc.	104,220	1,220
*	Charming Shoppes Inc.	206,130	1,216
*	Arctic Cat Inc.	27,875	1,194
*	Office Depot Inc.	343,833	1,186

Cooper Tire & Rubber Co.	74,420	1,133
Churchill Downs Inc.	20,259	1,132
Belo Corp. Class A	157,158	1,127
CEC Entertainment Inc.	29,435	1,116
Ameristar Casinos Inc.	59,623	1,111
Cato Corp. Class A	40,118	1,109
* New York Times Co. Class A	162,160	1,101
* American Public Education Inc.	28,912	1,099
* Marriott Vacations Worldwide Corp.	38,081	1,086
* Ascent Capital Group Inc. Class A	22,775	1,077
PF Chang's China Bistro Inc.	27,207	1,075
* Peet's Coffee & Tea Inc.	14,441	1,064
* Helen of Troy Ltd.	31,275	1,064
* Meritage Homes Corp.	38,867	1,052
Ryland Group Inc.	54,411	1,049
* Biglari Holdings Inc.	2,551	1,028
Blyth Inc.	13,472	1,008
International Speedway Corp. Class A	35,665	990
National CineMedia Inc.	64,430	986
* DineEquity Inc.	19,526	968
KB Home	108,401	965
* Cost Plus Inc.	52,725	944
* AFC Enterprises Inc.	55,215	936
* Maidenform Brands Inc.	41,557	935
* Scientific Games Corp. Class A	78,522	916
* America's Car-Mart Inc.	20,445	899
* La-Z-Boy Inc.	59,499	890
Bebe Stores Inc.	95,136	878
* Shuffle Master Inc.	49,882	878
Oxford Industries Inc.	17,234	876
* Papa John's International Inc.	23,063	869
Sturm Ruger & Co. Inc.	17,292	849
RadioShack Corp.	134,721	838
* Career Education Corp.	103,376	833
* Dorman Products Inc.	16,312	825
* Amerigon Inc.	50,915	824
Movado Group Inc.	33,512	823
* Capella Education Co.	22,864	822
* Krispy Kreme Doughnuts Inc.	111,336	813
* G-III Apparel Group Ltd.	28,074	798
* Caribou Coffee Co. Inc.	42,540	793
* Denny's Corp.	194,003	784
Brown Shoe Co. Inc.	84,885	783
* Education Management Corp.	55,481	760
* K12 Inc.	31,940	755
* Drew Industries Inc.	27,486	751
* Boyd Gaming Corp.	94,151	738
PEP Boys-Manny Moe & Jack	49,290	735
Standard Motor Products Inc.	40,673	722
* Pinnacle Entertainment Inc.	62,642	721
* VOXX International Corp. Class A	53,037	719
* Red Robin Gourmet Burgers Inc.	19,072	709
Interval Leisure Group Inc.	40,589	706
American Greetings Corp. Class A	45,991	706
Columbia Sportswear Co.	14,842	704
* Fuel Systems Solutions Inc.	26,716	699
Jakks Pacific Inc.	39,807	695

*	Knology Inc.	38,056	693
*	True Religion Apparel Inc.	25,211	691
*	Cavco Industries Inc.	14,621	681
	Fred's Inc. Class A	46,385	678
	HOT Topic Inc.	66,345	673
*	O'Charleys Inc.	67,035	660
*	Zumiez Inc.	18,077	653
	Clear Channel Outdoor Holdings Inc. Class A	81,614	651
*,^ Blue Nile Inc.		19,706	650
	Lithia Motors Inc. Class A	24,676	647
*	Steiner Leisure Ltd.	13,237	646
*	iRobot Corp.	23,663	645
	Callaway Golf Co.	95,338	644
*	Carmike Cinemas Inc.	45,537	635
	Stewart Enterprises Inc. Class A	103,956	631
*	OfficeMax Inc.	107,444	615
*	Barnes & Noble Inc.	44,798	594
	Benihana Inc. Class A	44,457	580
*	Skechers U.S.A. Inc. Class A	43,985	559
*	Beazer Homes USA Inc.	169,550	551
	Lennar Corp. Class B	24,500	548
*	Corinthian Colleges Inc.	130,895	542
*	Bridgepoint Education Inc.	21,388	529
*	Quiksilver Inc.	129,552	523
	Harte-Hanks Inc.	56,112	508
*	Leapfrog Enterprises Inc.	60,147	503
*	Federal-Mogul Corp.	28,940	498
*	Sonic Corp.	63,976	491
*	Vera Bradley Inc.	16,129	487
	Sonic Automotive Inc. Class A	26,584	476
*	Standard Pacific Corp.	106,383	474
*	Town Sports International Holdings Inc.	37,480	473
	Universal Technical Institute Inc.	35,352	466
	PetMed Express Inc.	37,503	464
*	Conn's Inc.	29,173	448
	Sinclair Broadcast Group Inc. Class A	40,142	444
	Carriage Services Inc. Class A	58,072	438
	Stage Stores Inc.	26,937	437
*	Lumber Liquidators Holdings Inc.	16,884	424
*	Grand Canyon Education Inc.	23,839	423
	Nutrisystem Inc.	37,228	418
*	Isle of Capri Casinos Inc.	58,616	414
*	Ruby Tuesday Inc.	45,171	412
	Core-Mark Holding Co. Inc.	9,910	406
*	Rue21 Inc.	13,138	385
*	Digital Generation Inc.	37,317	381
*	Winnebago Industries Inc.	38,636	379
*	Modine Manufacturing Co.	42,675	377
	Haverty Furniture Cos. Inc.	33,355	370
	CSS Industries Inc.	18,893	368
	Big 5 Sporting Goods Corp.	44,677	350
*	Multimedia Games Holding Co. Inc.	31,612	346
*	Fisher Communications Inc.	11,073	340
*	Smith & Wesson Holding Corp.	42,465	329
*	Build-A-Bear Workshop Inc.	61,152	321
*	Perry Ellis International Inc.	16,892	315
	AH Belo Corp. Class A	64,477	315

	Bassett Furniture Industries Inc.	34,218	315
^	Bon-Ton Stores Inc.	33,900	313
	Superior Industries International Inc.	16,009	313
	Speedway Motorsports Inc.	16,320	305
*	MarineMax Inc.	36,780	303
*	Kirkland's Inc.	18,643	302
*	Unifi Inc.	30,342	293
*	Journal Communications Inc. Class A	50,804	286
*	Bluegreen Corp.	65,897	284
*	Citi Trends Inc.	24,712	283
*	Cumulus Media Inc. Class A	80,495	281
	Cherokee Inc.	24,597	280
*	Systemax Inc.	16,547	279
*	EW Scripps Co. Class A	26,986	266
*	Cache Inc.	37,957	266
*	Steinway Musical Instruments Inc.	10,572	264
*,^ Hovnanian Enterprises Inc. Class A		106,744	262
*	Wet Seal Inc. Class A	74,990	259
	Marcus Corp.	20,135	253
*	Kenneth Cole Productions Inc. Class A	15,309	246
*	Exide Technologies	77,374	242
	Marine Products Corp.	40,554	241
*	Body Central Corp.	8,025	233
*	Universal Electronics Inc.	11,581	231
*	Tuesday Morning Corp.	59,578	229
	World Wrestling Entertainment Inc. Class A	25,346	225
*	Entercom Communications Corp. Class A	34,498	224
*	Talbots Inc.	73,280	222
*	Nautilus Inc.	78,451	220
*	Casual Male Retail Group Inc.	64,168	216
*	K-Swiss Inc. Class A	52,454	215
*	Pacific Sunwear of California Inc.	112,958	199
*	1-800-Flowers.com Inc. Class A	63,046	191
*	Stein Mart Inc.	28,828	190
*	Bravo Brio Restaurant Group Inc.	9,480	189
*	hhgregg Inc.	16,597	189
*	Shoe Carnival Inc.	5,828	188
	Lincoln Educational Services Corp.	23,474	186
*	Carrols Restaurant Group Inc.	11,255	172
*	McClatchy Co. Class A	59,201	171
*	Midas Inc.	14,809	170
	Hooker Furniture Corp.	12,445	170
^	Books-A-Million Inc.	51,183	164
	Destination Maternity Corp.	8,767	163
*	Zagg Inc.	15,001	159
*	Archipelago Learning Inc.	14,260	159
*	Luby's Inc.	26,003	158
	Einstein Noah Restaurant Group Inc.	10,381	155
*	Stoneridge Inc.	15,383	152
*	Morgans Hotel Group Co.	30,577	151
*	Rentrak Corp.	6,565	149
*	Overstock.com Inc.	28,304	148
*	LodgeNet Interactive Corp.	42,201	148
	Ambassadors Group Inc.	26,865	144
	Martha Stewart Living Omnimedia Class A	36,719	140
	Shiloh Industries Inc.	14,402	137
	Christopher & Banks Corp.	73,023	136

* West Marine Inc.	11,079	133
* Libbey Inc.	9,970	129
* New York & Co. Inc.	33,806	126
* Jamba Inc.	59,416	123
* M/I Homes Inc.	9,948	123
News Corp. Class B	6,073	121
Entravision Communications Corp. Class A	70,315	120
Weyco Group Inc.	5,056	120
* Culp Inc.	10,412	114
* Harris Interactive Inc.	83,901	112
Strattec Security Corp.	4,751	111
* Learning Tree International Inc.	17,928	107
* Monarch Casino & Resort Inc.	10,199	105
* Cosi Inc.	95,907	104
* Gray Television Inc.	53,874	102
* Gaiam Inc. Class A	24,536	98
Spartan Motors Inc.	17,556	93
* Coldwater Creek Inc.	78,742	91
* Heelys Inc.	40,906	90
* Valuevision Media Inc. Class A	40,501	84
* Zale Corp.	27,104	84
Flexsteel Industries Inc.	4,539	82
* Furniture Brands International Inc.	46,892	79
* dELiA*s Inc.	56,204	79
* Media General Inc. Class A	15,014	77
* Delta Apparel Inc.	4,553	75
* Stanley Furniture Co. Inc.	15,291	73
* Kid Brands Inc.	27,010	73
Dover Downs Gaming & Entertainment Inc.	28,574	72
* MTR Gaming Group Inc.	14,610	72
Lifetime Brands Inc.	5,762	65
Escalade Inc.	10,787	64
* Century Casinos Inc.	21,680	62
* Navarre Corp.	33,043	59
* Johnson Outdoors Inc. Class A	3,043	58
* Geeknet Inc.	3,963	57
* Ruth's Hospitality Group Inc.	7,442	56
* Gordmans Stores Inc.	2,496	55
* Dixie Group Inc.	13,104	52
* Motorcar Parts of America Inc.	5,340	51
* Orchard Supply Hardware Stores Corp. Class A	2,448	51
* Red Lion Hotels Corp.	6,001	49
* ReachLocal Inc.	6,620	47
* Orbitz Worldwide Inc.	15,270	47
Collectors Universe	2,637	45
Salem Communications Corp. Class A	9,336	44
* Famous Dave's Of America Inc.	3,756	44
* UQM Technologies Inc.	29,271	43
* Saga Communications Inc. Class A	1,172	42
* LIN TV Corp. Class A	9,843	40
* Sealy Corp.	19,540	39
Mac-Gray Corp.	2,471	37
* Lee Enterprises Inc.	29,385	37
* School Specialty Inc.	10,487	37
* Emerson Radio Corp.	17,970	36
* Nexstar Broadcasting Group Inc. Class A	4,178	35
Outdoor Channel Holdings Inc.	4,561	33

*	TravelCenters of America LLC	5,100	32
*	Cambium Learning Group Inc.	12,034	32
*	Reading International Inc. Class A	6,019	28
	Superior Uniform Group Inc.	2,385	28
*	American Apparel Inc.	33,065	26
	Skyline Corp.	3,395	26
*	Entertainment Gaming Asia Inc.	54,853	25
*	Radio One Inc.	22,730	22
*	Black Diamond Inc.	2,307	21
*	Dex One Corp.	14,878	21
*	Daily Journal Corp.	264	20
*	Duckwall-ALCO Stores Inc.	2,176	19
*	Trans World Entertainment Corp.	8,958	19
*	US Auto Parts Network Inc.	4,322	16
*	Great Wolf Resorts Inc.	2,551	15
*	Hastings Entertainment Inc.	4,944	14
*	Empire Resorts Inc.	5,900	13
*	SuperMedia Inc.	5,398	13
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		15,407	11
*	Hallwood Group Inc.	804	10
*	Canterbury Park Holding Corp.	818	8
*	Hollywood Media Corp.	7,061	8
*	Dover Motorsports Inc.	4,709	7
	Educational Development Corp.	1,122	6
	Bowl America Inc. Class A	392	5
*	Lakes Entertainment Inc.	2,747	5
	Gaming Partners International Corp.	309	2
*	Radio One Inc. Class A	1,680	2
*	Forward Industries Inc.	557	1
*	Premier Exhibitions Inc.	319	1
*	Vitacost.com Inc.	123	1
	Frisch's Restaurants Inc.	29	1
*	Rick's Cabaret International Inc.	64	1
*	Joe's Jeans Inc.	398	—
*	Universal Travel Group	118	—
	National American University Holdings Inc.	8	—
*	Sport Chalet Inc. Class A	37	—
*	SPAR Group Inc.	29	—
*	Sport Chalet Inc. Class B	5	—
			2,514,147
Consumer Staples (9.4%)
	Procter & Gamble Co.	3,707,077	249,153
	Philip Morris International Inc.	2,340,389	207,382
	Coca-Cola Co.	2,754,129	203,833
	Wal-Mart Stores Inc.	2,554,145	156,314
	PepsiCo Inc.	2,106,485	139,765
	Kraft Foods Inc.	2,261,445	85,958
	Altria Group Inc.	2,770,754	85,533
	CVS Caremark Corp.	1,753,754	78,568
	Colgate-Palmolive Co.	652,080	63,760
	Costco Wholesale Corp.	583,901	53,018
	Walgreen Co.	1,182,796	39,612
	Kimberly-Clark Corp.	530,968	39,233
	General Mills Inc.	866,946	34,201
	Archer-Daniels-Midland Co.	900,013	28,494
	Sysco Corp.	794,821	23,733
	Lorillard Inc.	181,835	23,544

HJ Heinz Co.	431,437	23,103
Mead Johnson Nutrition Co.	274,499	22,641
Reynolds American Inc.	471,626	19,544
Estee Lauder Cos. Inc. Class A	314,138	19,458
Kroger Co.	764,965	18,535
Kellogg Co.	339,058	18,184
Whole Foods Market Inc.	205,527	17,100
Sara Lee Corp.	756,761	16,293
ConAgra Foods Inc.	558,953	14,678
Hershey Co.	221,829	13,605
Bunge Ltd.	196,285	13,434
JM Smucker Co.	153,582	12,495
* Monster Beverage Corp.	199,704	12,400
Clorox Co.	177,925	12,232
Coca-Cola Enterprises Inc.	420,745	12,033
Dr Pepper Snapple Group Inc.	289,188	11,628
Avon Products Inc.	580,310	11,235
Beam Inc.	188,751	11,055
Herbalife Ltd.	156,858	10,795
Molson Coors Brewing Co. Class B	213,137	9,644
Church & Dwight Co. Inc.	193,058	9,496
Brown-Forman Corp. Class B	112,343	9,368
Safeway Inc.	458,404	9,264
McCormick & Co. Inc.	162,142	8,825
Campbell Soup Co.	258,801	8,760
* Green Mountain Coffee Roasters Inc.	177,399	8,309
Tyson Foods Inc. Class A	403,776	7,732
* Energizer Holdings Inc.	90,285	6,697
Corn Products International Inc.	102,231	5,894
Hormel Foods Corp.	196,716	5,807
* Constellation Brands Inc. Class A	241,203	5,690
* Ralcorp Holdings Inc.	74,444	5,516
* Smithfield Foods Inc.	198,536	4,374
Nu Skin Enterprises Inc. Class A	75,299	4,361
Flowers Foods Inc.	156,321	3,184
* Dean Foods Co.	248,658	3,011
* United Natural Foods Inc.	62,313	2,908
* TreeHouse Foods Inc.	48,599	2,892
Casey's General Stores Inc.	51,570	2,860
* Darling International Inc.	158,483	2,761
Ruddick Corp.	59,945	2,404
* Hain Celestial Group Inc.	47,822	2,095
* Fresh Market Inc.	38,784	1,860
PriceSmart Inc.	24,428	1,779
Lancaster Colony Corp.	25,980	1,727
SUPERVALU Inc.	287,563	1,642
* Rite Aid Corp.	911,324	1,586
Universal Corp.	31,499	1,468
B&G Foods Inc. Class A	65,130	1,466
Sanderson Farms Inc.	27,267	1,446
Andersons Inc.	28,875	1,406
* Boston Beer Co. Inc. Class A	12,447	1,329
Fresh Del Monte Produce Inc.	56,834	1,298
* Post Holdings Inc.	37,322	1,229
Snyders-Lance Inc.	46,183	1,194
Cal-Maine Foods Inc.	28,397	1,086
* Prestige Brands Holdings Inc.	61,027	1,067

*	Elizabeth Arden Inc.	30,348	1,062
	Vector Group Ltd.	58,744	1,041
	J&J Snack Foods Corp.	19,351	1,015
	WD-40 Co.	19,961	905
	Coca-Cola Bottling Co. Consolidated	11,708	735
*	Central Garden and Pet Co. Class A	74,524	718
*	Spectrum Brands Holdings Inc.	19,746	690
^	Diamond Foods Inc.	30,182	689
	Tootsie Roll Industries Inc.	29,573	677
	Inter Parfums Inc.	37,942	595
*	Medifast Inc.	33,580	586
*	Chiquita Brands International Inc.	65,619	577
	Weis Markets Inc.	12,197	532
*	Central Garden and Pet Co.	54,405	512
*	Susser Holdings Corp.	19,826	509
*	Pantry Inc.	37,451	487
*,^ Star Scientific Inc.		146,014	479
*	Smart Balance Inc.	70,540	466
	Nash Finch Co.	16,216	461
*	Pilgrim's Pride Corp.	60,612	452
*,^ Central European Distribution Corp.		88,049	450
	Ingles Markets Inc. Class A	24,587	434
*	Alliance One International Inc.	107,565	405
	Alico Inc.	15,023	347
*	USANA Health Sciences Inc.	9,026	337
*	Revlon Inc. Class A	17,235	297
*	John B Sanfilippo & Son Inc.	22,171	276
	Spartan Stores Inc.	15,125	274
*	Dole Food Co. Inc.	26,653	266
*	Omega Protein Corp.	33,479	255
*	National Beverage Corp.	15,595	250
*	Farmer Bros Co.	16,855	184
	Calavo Growers Inc.	6,680	179
*	Schiff Nutrition International Inc.	14,214	175
*	Parlux Fragrances Inc.	25,885	146
*	Lifeway Foods Inc.	15,345	142
*	Physicians Formula Holdings Inc.	46,781	139
*	Overhill Farms Inc.	27,356	123
	Griffin Land & Nurseries Inc.	4,456	118
	Oil-Dri Corp. of America	5,107	109
	Imperial Sugar Co.	22,690	106
*	Inventure Foods Inc.	15,484	77
*	Primo Water Corp.	32,717	64
	Female Health Co.	11,417	62
	MGP Ingredients Inc.	9,902	53
*	Nutraceutical International Corp.	2,978	43
	Limoneira Co.	2,460	42
*	Jones Soda Co.	85,666	39
*	Seneca Foods Corp. Class A	1,404	37
*	Craft Brew Alliance Inc.	3,865	30
	Village Super Market Inc. Class A	753	24
*	Bridgford Foods Corp.	2,030	18
*	Mannatech Inc.	4,713	18
	Orchids Paper Products Co.	926	17
	Reliv International Inc.	10,512	14
*	Crystal Rock Holdings Inc.	80	—
			1,974,722

Energy (10.5%)
Exxon Mobil Corp.	6,458,312	560,129
Chevron Corp.	2,683,278	287,755
ConocoPhillips	1,699,469	129,177
Schlumberger Ltd.	1,808,350	126,458
Occidental Petroleum Corp.	1,093,736	104,156
Anadarko Petroleum Corp.	670,886	52,557
Apache Corp.	517,396	51,967
National Oilwell Varco Inc.	571,047	45,381
Halliburton Co.	1,239,812	41,149
EOG Resources Inc.	362,184	40,239
Devon Energy Corp.	516,933	36,764
El Paso Corp.	1,039,071	30,705
Marathon Oil Corp.	948,157	30,057
Spectra Energy Corp.	876,184	27,644
Baker Hughes Inc.	588,036	24,662
Williams Cos. Inc.	794,157	24,468
Hess Corp.	412,140	24,296
Noble Energy Inc.	237,961	23,268
Marathon Petroleum Corp.	480,759	20,846
Chesapeake Energy Corp.	889,034	20,599
Valero Energy Corp.	754,812	19,451
* Cameron International Corp.	330,726	17,472
Pioneer Natural Resources Co.	147,938	16,508
* FMC Technologies Inc.	321,359	16,203
* Weatherford International Ltd.	1,022,744	15,433
* Southwestern Energy Co.	469,716	14,373
Murphy Oil Corp.	247,998	13,955
* Concho Resources Inc.	132,878	13,564
Noble Corp.	352,284	13,200
Range Resources Corp.	217,536	12,648
Peabody Energy Corp.	365,281	10,579
Consol Energy Inc.	305,494	10,417
* Denbury Resources Inc.	528,373	9,632
EQT Corp.	191,255	9,220
HollyFrontier Corp.	282,449	9,081
Kinder Morgan Management LLC	119,282	8,902
Cabot Oil & Gas Corp.	281,564	8,776
Cimarex Energy Co.	115,622	8,726
* Whiting Petroleum Corp.	158,349	8,598
Core Laboratories NV	62,735	8,254
* Plains Exploration & Production Co.	190,130	8,109
Oceaneering International Inc.	145,526	7,842
Helmerich & Payne Inc.	144,361	7,788
* Cobalt International Energy Inc.	247,559	7,434
QEP Resources Inc.	238,685	7,280
* Nabors Industries Ltd.	387,781	6,782
* Newfield Exploration Co.	181,514	6,295
Diamond Offshore Drilling Inc.	93,821	6,263
SM Energy Co.	86,197	6,100
^ Kinder Morgan Inc.	149,733	5,787
* Rowan Cos. Inc.	168,964	5,564
* Superior Energy Services Inc.	209,548	5,524
Sunoco Inc.	144,014	5,494
* Oil States International Inc.	69,101	5,394
* Continental Resources Inc.	60,890	5,226
* Tesoro Corp.	188,347	5,055

	Energen Corp.	97,264	4,781
*	WPX Energy Inc.	264,767	4,768
*	Dresser-Rand Group Inc.	101,737	4,720
*	Ultra Petroleum Corp.	205,995	4,662
*	Alpha Natural Resources Inc.	297,152	4,520
*	McDermott International Inc.	317,009	4,061
	World Fuel Services Corp.	95,944	3,934
*	SandRidge Energy Inc.	501,102	3,924
	Tidewater Inc.	70,040	3,784
	Patterson-UTI Energy Inc.	210,226	3,635
	Lufkin Industries Inc.	44,654	3,601
*	Atwood Oceanics Inc.	78,838	3,539
*	Rosetta Resources Inc.	71,608	3,492
*	Kodiak Oil & Gas Corp.	339,813	3,385
*	Energy XXI Bermuda Ltd.	92,896	3,354
*	CVR Energy Inc.	116,874	3,126
	Arch Coal Inc.	286,215	3,065
*	Cheniere Energy Inc.	202,856	3,039
	Berry Petroleum Co. Class A	62,894	2,964
*	Key Energy Services Inc.	183,361	2,833
*	Dril-Quip Inc.	43,328	2,817
^	CARBO Ceramics Inc.	26,455	2,790
*	SEACOR Holdings Inc.	27,896	2,672
*	Helix Energy Solutions Group Inc.	135,769	2,417
*	Unit Corp.	55,442	2,371
*	Gran Tierra Energy Inc.	376,532	2,368
	Bristow Group Inc.	49,044	2,341
*	Oasis Petroleum Inc.	68,943	2,125
*	Forest Oil Corp.	154,760	1,876
*	Gulfport Energy Corp.	63,360	1,845
*	Hornbeck Offshore Services Inc.	43,398	1,824
*	Stone Energy Corp.	59,823	1,710
*	Approach Resources Inc.	46,180	1,706
*	Bill Barrett Corp.	64,632	1,681
*	Swift Energy Co.	57,822	1,679
*	Northern Oil and Gas Inc.	77,431	1,606
*	Gulfmark Offshore Inc.	32,615	1,499
*	SemGroup Corp. Class A	50,724	1,478
*	Enbridge Energy Management LLC	45,529	1,450
	Targa Resources Corp.	31,524	1,433
*	Carrizo Oil & Gas Inc.	50,652	1,431
*,^ Clean Energy Fuels Corp.		67,197	1,430
*	McMoRan Exploration Co.	128,667	1,377
*	Cloud Peak Energy Inc.	82,504	1,314
*	Exterran Holdings Inc.	99,507	1,312
	Western Refining Inc.	66,978	1,261
*	Clayton Williams Energy Inc.	15,060	1,196
*	Vaalco Energy Inc.	125,497	1,186
	EXCO Resources Inc.	174,858	1,159
*	Goodrich Petroleum Corp.	60,836	1,157
*	ION Geophysical Corp.	170,099	1,097
*	Tetra Technologies Inc.	109,296	1,030
*	Petroleum Development Corp.	27,365	1,015
*	Energy Partners Ltd.	60,602	1,007
*	BPZ Resources Inc.	248,039	1,000
	W&T Offshore Inc.	46,967	990
*	Comstock Resources Inc.	60,212	953

*	Contango Oil & Gas Co.	15,979	941
*	Newpark Resources Inc.	114,478	938
^	RPC Inc.	88,221	936
*	Hercules Offshore Inc.	178,122	843
*,^ ATP Oil & Gas Corp.		110,506	812
*	Parker Drilling Co.	135,763	810
*	Basic Energy Services Inc.	46,404	805
*	Patriot Coal Corp.	122,221	763
	Crosstex Energy Inc.	53,685	759
*	Endeavour International Corp.	63,831	756
*	Cal Dive International Inc.	226,239	747
*	Callon Petroleum Co.	108,689	684
*	Pioneer Drilling Co.	76,978	677
*	Abraxas Petroleum Corp.	212,515	663
	Delek US Holdings Inc.	42,639	661
*	Matrix Service Co.	47,168	661
*	Magnum Hunter Resources Corp.	99,910	640
*	Quicksilver Resources Inc.	123,858	624
	Gulf Island Fabrication Inc.	20,863	611
*	FX Energy Inc.	103,328	562
*	Lone Pine Resources Inc.	83,387	542
	Alon USA Energy Inc.	58,426	529
*	Dawson Geophysical Co.	15,171	521
*	OYO Geospace Corp.	4,787	504
*	GeoResources Inc.	14,877	487
*	Triangle Petroleum Corp.	69,927	482
*	Resolute Energy Corp.	40,586	462
^	Overseas Shipholding Group Inc.	35,839	453
*	Harvest Natural Resources Inc.	58,141	412
*	Heckmann Corp.	94,271	406
*	Venoco Inc.	32,684	354
	Penn Virginia Corp.	75,079	342
*	Petroquest Energy Inc.	53,547	329
*	Gastar Exploration Ltd.	108,518	324
*	Tesco Corp.	21,985	312
	Adams Resources & Energy Inc.	5,283	302
*	Mitcham Industries Inc.	13,373	300
*	Energy Transfer Equity LP	7,155	288
*	Rex Energy Corp.	25,439	272
*	Global Geophysical Services Inc.	25,087	266
	Bolt Technology Corp.	15,895	246
*	PHI Inc.	10,145	235
*	Natural Gas Services Group Inc.	17,555	232
*,^ James River Coal Co.		44,326	227
*	Rentech Inc.	107,233	223
*,^ Hyperdynamics Corp.		157,899	204
*	CREDO Petroleum Corp.	19,272	197
*	Solazyme Inc.	13,034	191
*	Vantage Drilling Co.	109,142	175
*,^ GMX Resources Inc.		126,772	161
*	Amyris Inc.	29,990	155
*	REX American Resources Corp.	4,844	149
*	Warren Resources Inc.	43,588	142
*,^ CAMAC Energy Inc.		140,351	140
*	USEC Inc.	120,969	128
*	Double Eagle Petroleum Co.	21,347	128
*	Green Plains Renewable Energy Inc.	11,136	120

* Willbros Group Inc.	33,378	108
* Evolution Petroleum Corp.	11,030	103
* Westmoreland Coal Co.	9,078	101
* Union Drilling Inc.	16,089	89
* ZaZa Energy Corp.	18,622	87
* Uranium Energy Corp.	20,935	82
* Houston American Energy Corp.	14,695	77
Panhandle Oil and Gas Inc. Class A	2,516	74
* TransAtlantic Petroleum Ltd.	55,600	72
* Crimson Exploration Inc.	16,392	68
* ENGlobal Corp.	27,412	66
* HKN Inc.	28,657	64
* Gasco Energy Inc.	164,589	44
* TGC Industries Inc.	3,992	40
* Geokinetics Inc.	22,198	39
* Oilsands Quest Inc.	869,328	39
* Syntroleum Corp.	28,793	28
* Verenium Corp.	2,972	12
* Uranium Resources Inc.	8,178	7
* Barnwell Industries Inc.	2,036	7
* GeoGlobal Resources Inc.	19,882	4
* Uranerz Energy Corp.	681	2
* Isramco Inc.	8	1
* GeoMet Inc.	761	1
* PrimeEnergy Corp.	10	—
* Cubic Energy Inc.	223	—
* GreenHunter Energy Inc.	41	—
* Tri-Valley Corp.	249	—
		2,211,044
Financials (15.6%)
JPMorgan Chase & Co.	5,119,698	235,404
Wells Fargo & Co.	6,750,155	230,450
Citigroup Inc.	3,939,341	143,983
Bank of America Corp.	13,657,000	130,697
* Berkshire Hathaway Inc. Class B	1,157,684	93,946
American Express Co.	1,408,396	81,490
US Bancorp	2,571,301	81,459
Goldman Sachs Group Inc.	630,089	78,364
Simon Property Group Inc.	395,826	57,664
MetLife Inc.	1,424,973	53,223
PNC Financial Services Group Inc.	708,786	45,710
Prudential Financial Inc.	633,177	40,137
Bank of New York Mellon Corp.	1,633,849	39,425
Morgan Stanley	1,947,645	38,252
Capital One Financial Corp.	671,386	37,423
* American Tower Corporation	529,515	33,370
ACE Ltd.	453,776	33,216
Travelers Cos. Inc.	556,101	32,921
State Street Corp.	662,818	30,158
BB&T Corp.	939,207	29,482
Aflac Inc.	628,873	28,922
BlackRock Inc.	140,511	28,791
Public Storage	195,834	27,058
Chubb Corp.	374,604	25,889
Franklin Resources Inc.	207,998	25,798
Equity Residential	399,589	25,022
Discover Financial Services	740,451	24,687

CME Group Inc.	84,974	24,586
Marsh & McLennan Cos. Inc.	724,793	23,766
Allstate Corp.	681,433	22,433
* American International Group Inc.	725,537	22,368
ProLogis Inc.	617,954	22,259
T. Rowe Price Group Inc.	340,681	22,246
Ventas Inc.	387,935	22,151
HCP Inc.	549,331	21,677
Charles Schwab Corp.	1,455,638	20,918
Boston Properties Inc.	198,821	20,874
Annaly Capital Management Inc.	1,308,132	20,695
Aon Corp.	392,376	19,250
Vornado Realty Trust	223,665	18,833
Progressive Corp.	790,010	18,312
AvalonBay Communities Inc.	128,065	18,102
SunTrust Banks Inc.	724,147	17,503
Ameriprise Financial Inc.	305,126	17,432
Fifth Third Bancorp	1,240,349	17,427
Loews Corp.	427,797	17,056
Invesco Ltd.	608,150	16,219
Weyerhaeuser Co.	723,330	15,855
Host Hotels & Resorts Inc.	952,333	15,637
Health Care REIT Inc.	283,592	15,586
Northern Trust Corp.	292,557	13,882
* IntercontinentalExchange Inc.	97,839	13,445
M&T Bank Corp.	152,550	13,254
Regions Financial Corp.	1,904,661	12,552
Principal Financial Group Inc.	411,582	12,146
Hartford Financial Services Group Inc.	571,023	12,037
American Capital Agency Corp.	392,257	11,587
Moody's Corp.	269,552	11,348
KeyCorp	1,286,038	10,931
SLM Corp.	690,019	10,875
Lincoln National Corp.	406,386	10,712
* CIT Group Inc.	257,217	10,608
NYSE Euronext	353,332	10,603
Kimco Realty Corp.	548,190	10,558
Digital Realty Trust Inc.	141,582	10,473
Macerich Co.	177,708	10,263
Unum Group	394,337	9,653
General Growth Properties Inc.	567,690	9,645
XL Group plc Class A	432,204	9,375
Plum Creek Timber Co. Inc.	217,229	9,028
SL Green Realty Corp.	116,180	9,010
Comerica Inc.	267,913	8,670
Federal Realty Investment Trust	85,640	8,289
New York Community Bancorp Inc.	589,897	8,205
* CBRE Group Inc. Class A	398,102	7,946
UDR Inc.	295,386	7,890
Willis Group Holdings plc	222,375	7,779
* Affiliated Managers Group Inc.	69,461	7,766
Huntington Bancshares Inc.	1,165,211	7,516
Leucadia National Corp.	280,384	7,318
Rayonier Inc.	164,122	7,236
Cincinnati Financial Corp.	207,704	7,168
Essex Property Trust Inc.	46,043	6,976
Realty Income Corp.	179,689	6,959

Camden Property Trust	105,156	6,914
Torchmark Corp.	137,620	6,860
* Arch Capital Group Ltd.	181,005	6,741
Everest Re Group Ltd.	72,455	6,704
People's United Financial Inc.	487,100	6,449
Alexandria Real Estate Equities Inc.	83,555	6,110
* MSCI Inc. Class A	162,621	5,986
PartnerRe Ltd.	86,844	5,896
Reinsurance Group of America Inc. Class A	98,804	5,876
TD Ameritrade Holding Corp.	296,588	5,855
Taubman Centers Inc.	78,121	5,699
Raymond James Financial Inc.	155,977	5,698
WR Berkley Corp.	157,414	5,686
Alleghany Corp.	17,078	5,620
Liberty Property Trust	156,263	5,582
Axis Capital Holdings Ltd.	167,394	5,552
* Markel Corp.	12,330	5,535
* Genworth Financial Inc. Class A	662,031	5,508
Arthur J Gallagher & Co.	152,692	5,457
Regency Centers Corp.	121,298	5,395
Zions Bancorporation	248,933	5,342
RenaissanceRe Holdings Ltd.	69,844	5,289
* Berkshire Hathaway Inc. Class A	43	5,242
BRE Properties Inc.	101,553	5,134
Fidelity National Financial Inc. Class A	281,347	5,073
Assurant Inc.	124,028	5,023
Legg Mason Inc.	178,836	4,995
Duke Realty Corp.	341,469	4,897
Jones Lang LaSalle Inc.	58,654	4,886
Ares Capital Corp.	295,877	4,838
Senior Housing Properties Trust	219,110	4,831
Hudson City Bancorp Inc.	641,007	4,686
East West Bancorp Inc.	201,031	4,642
First Niagara Financial Group Inc.	469,594	4,621
Eaton Vance Corp.	157,773	4,509
HCC Insurance Holdings Inc.	144,043	4,490
Hospitality Properties Trust	166,851	4,417
White Mountains Insurance Group Ltd.	8,787	4,409
DDR Corp.	298,836	4,363
* NASDAQ OMX Group Inc.	167,513	4,339
Cullen/Frost Bankers Inc.	74,461	4,333
Apartment Investment & Management Co.	163,251	4,311
American Campus Communities Inc.	95,782	4,283
Commerce Bancshares Inc.	104,754	4,245
Kilroy Realty Corp.	90,499	4,218
* E*Trade Financial Corp.	385,179	4,218
Piedmont Office Realty Trust Inc. Class A	233,546	4,145
Weingarten Realty Investors	154,866	4,093
* American Capital Ltd.	465,180	4,033
SEI Investments Co.	193,421	4,002
Home Properties Inc.	65,162	3,976
BioMed Realty Trust Inc.	207,817	3,944
Chimera Investment Corp.	1,387,364	3,926
* Signature Bank	62,272	3,926
Brown & Brown Inc.	164,173	3,904
American Financial Group Inc.	100,048	3,860
Hancock Holding Co.	108,589	3,856

National Retail Properties Inc.	139,455	3,792
* SVB Financial Group	58,512	3,765
Douglas Emmett Inc.	164,093	3,743
Waddell & Reed Financial Inc. Class A	115,430	3,741
* First Republic Bank	113,453	3,737
First Horizon National Corp.	356,233	3,698
Assured Guaranty Ltd.	221,597	3,661
Equity Lifestyle Properties Inc.	52,304	3,648
CBL & Associates Properties Inc.	190,731	3,609
MFA Financial Inc.	481,390	3,596
Hatteras Financial Corp.	128,694	3,591
Old Republic International Corp.	333,332	3,517
Extra Space Storage Inc.	121,229	3,490
Tanger Factory Outlet Centers	116,949	3,477
ProAssurance Corp.	39,281	3,461
CBOE Holdings Inc.	121,515	3,453
Mid-America Apartment Communities Inc.	51,013	3,419
City National Corp.	64,798	3,400
Mack-Cali Realty Corp.	117,826	3,396
Allied World Assurance Co. Holdings AG	49,022	3,366
Protective Life Corp.	112,110	3,321
Jefferies Group Inc.	175,757	3,311
Associated Banc-Corp	236,184	3,297
Post Properties Inc.	69,898	3,275
Highwoods Properties Inc.	98,078	3,268
LaSalle Hotel Properties	113,286	3,188
Valley National Bancorp	240,482	3,114
Bank of Hawaii Corp.	62,846	3,039
Erie Indemnity Co. Class A	38,808	3,025
Omega Healthcare Investors Inc.	139,518	2,966
Delphi Financial Group Inc.	66,114	2,960
Entertainment Properties Trust	63,231	2,933
Two Harbors Investment Corp.	283,780	2,878
* Forest City Enterprises Inc. Class A	182,880	2,864
Federated Investors Inc. Class B	126,978	2,846
* Popular Inc.	1,386,734	2,843
Fulton Financial Corp.	270,397	2,839
Invesco Mortgage Capital Inc.	156,258	2,758
Prosperity Bancshares Inc.	60,019	2,749
Validus Holdings Ltd.	87,160	2,698
Capitol Federal Financial Inc.	226,807	2,690
Aspen Insurance Holdings Ltd.	95,063	2,656
Washington REIT	89,378	2,655
Starwood Property Trust Inc.	125,949	2,647
* Stifel Financial Corp.	69,076	2,614
* CNO Financial Group Inc.	329,854	2,566
Hanover Insurance Group Inc.	60,782	2,499
FirstMerit Corp.	147,884	2,493
Washington Federal Inc.	145,998	2,456
StanCorp Financial Group Inc.	59,828	2,449
Colonial Properties Trust	112,687	2,449
TCF Financial Corp.	205,537	2,444
RLJ Lodging Trust	129,617	2,415
Susquehanna Bancshares Inc.	241,138	2,382
First American Financial Corp.	141,954	2,361
CapitalSource Inc.	353,302	2,332
DiamondRock Hospitality Co.	226,568	2,331

Healthcare Realty Trust Inc.	105,696	2,325
* Howard Hughes Corp.	35,945	2,296
Webster Financial Corp.	100,695	2,283
FNB Corp.	188,484	2,277
Alterra Capital Holdings Ltd.	98,982	2,275
Corporate Office Properties Trust	97,332	2,259
Janus Capital Group Inc.	252,350	2,248
Synovus Financial Corp.	1,064,995	2,183
* Ocwen Financial Corp.	136,500	2,133
Iberiabank Corp.	39,877	2,132
CommonWealth REIT	113,202	2,108
Kemper Corp.	69,561	2,106
Umpqua Holdings Corp.	155,017	2,102
Brandywine Realty Trust	182,474	2,095
DuPont Fabros Technology Inc.	84,443	2,065
Trustmark Corp.	82,475	2,060
BOK Financial Corp.	36,574	2,058
Endurance Specialty Holdings Ltd.	49,497	2,013
* Ezcorp Inc. Class A	60,824	1,974
DCT Industrial Trust Inc.	331,813	1,958
UMB Financial Corp.	43,491	1,946
* MBIA Inc.	196,926	1,930
CYS Investments Inc.	146,582	1,919
Apollo Investment Corp.	266,723	1,912
Cash America International Inc.	39,685	1,902
Glacier Bancorp Inc.	126,969	1,897
Sovran Self Storage Inc.	37,831	1,885
Glimcher Realty Trust	184,423	1,885
CubeSmart	157,096	1,869
Westamerica Bancorporation	38,705	1,858
RLI Corp.	25,747	1,845
EastGroup Properties Inc.	36,643	1,840
Platinum Underwriters Holdings Ltd.	50,238	1,834
Prospect Capital Corp.	164,697	1,808
* First Industrial Realty Trust Inc.	145,743	1,800
Cathay General Bancorp	101,388	1,795
* St. Joe Co.	93,695	1,781
United Bankshares Inc.	61,248	1,768
* Texas Capital Bancshares Inc.	50,575	1,751
* Strategic Hotels & Resorts Inc.	265,817	1,749
Wintrust Financial Corp.	48,869	1,749
Equity One Inc.	85,531	1,729
Acadia Realty Trust	76,514	1,725
Potlatch Corp.	54,428	1,706
PS Business Parks Inc.	25,913	1,698
Lexington Realty Trust	188,884	1,698
CVB Financial Corp.	144,022	1,691
Old National Bancorp	128,462	1,688
Community Bank System Inc.	58,599	1,686
Northwest Bancshares Inc.	131,217	1,666
Columbia Banking System Inc.	72,518	1,652
Primerica Inc.	65,526	1,652
* MGIC Investment Corp.	332,372	1,649
Medical Properties Trust Inc.	177,178	1,644
First Midwest Bancorp Inc.	136,820	1,639
* Knight Capital Group Inc. Class A	127,335	1,639
PrivateBancorp Inc. Class A	107,235	1,627

Mercury General Corp.	36,877	1,613
Montpelier Re Holdings Ltd.	82,915	1,602
MarketAxess Holdings Inc.	42,681	1,592
ARMOUR Residential REIT Inc.	235,462	1,589
Anworth Mortgage Asset Corp.	240,823	1,585
* First Cash Financial Services Inc.	36,795	1,578
* Sunstone Hotel Investors Inc.	161,803	1,576
* Altisource Portfolio Solutions SA	25,960	1,574
National Health Investors Inc.	32,004	1,561
National Penn Bancshares Inc.	175,512	1,553
Pebblebrook Hotel Trust	68,553	1,548
International Bancshares Corp.	73,155	1,547
Greenhill & Co. Inc.	35,381	1,544
BancorpSouth Inc.	114,001	1,536
Bank of the Ozarks Inc.	48,848	1,527
Capstead Mortgage Corp.	116,008	1,521
Astoria Financial Corp.	153,976	1,518
MB Financial Inc.	70,186	1,473
PacWest Bancorp	59,435	1,444
NBT Bancorp Inc.	62,503	1,380
Boston Private Financial Holdings Inc.	138,674	1,374
First Financial Bancorp	78,548	1,359
Evercore Partners Inc. Class A	46,323	1,347
Alexander's Inc.	3,409	1,343
Oritani Financial Corp.	90,796	1,333
BlackRock Kelso Capital Corp.	135,503	1,331
* Citizens Republic Bancorp Inc.	84,778	1,323
First Citizens BancShares Inc. Class A	7,170	1,310
Brookline Bancorp Inc.	139,497	1,307
Associated Estates Realty Corp.	79,906	1,306
American Equity Investment Life Holding Co.	101,430	1,295
First Commonwealth Financial Corp.	210,812	1,290
Chemical Financial Corp.	55,031	1,290
Argo Group International Holdings Ltd.	42,712	1,276
Selective Insurance Group Inc.	72,256	1,272
Cousins Properties Inc.	166,395	1,261
Symetra Financial Corp.	109,013	1,257
* World Acceptance Corp.	20,513	1,256
* Pinnacle Financial Partners Inc.	68,383	1,255
BGC Partners Inc. Class A	168,681	1,247
First Financial Bankshares Inc.	34,770	1,224
* Enstar Group Ltd.	12,146	1,202
Government Properties Income Trust	49,694	1,198
Independent Bank Corp.	41,463	1,191
Fifth Street Finance Corp.	121,653	1,187
Tower Group Inc.	52,183	1,170
* BBCN Bancorp Inc.	105,025	1,169
Chesapeake Lodging Trust	64,748	1,164
Home Bancshares Inc.	43,688	1,163
* TFS Financial Corp.	121,726	1,156
* PHH Corp.	74,418	1,151
Amtrust Financial Services Inc.	42,769	1,150
S&T Bancorp Inc.	52,108	1,130
* Financial Engines Inc.	50,435	1,128
Advance America Cash Advance Centers Inc.	107,122	1,124
* DFC Global Corp.	59,424	1,121
Franklin Street Properties Corp.	105,445	1,118

Redwood Trust Inc.	99,382	1,113
* Credit Acceptance Corp.	10,917	1,103
Ashford Hospitality Trust Inc.	121,135	1,091
^ Cohen & Steers Inc.	33,982	1,084
City Holding Co.	31,080	1,079
Saul Centers Inc.	25,964	1,048
Employers Holdings Inc.	58,710	1,040
Education Realty Trust Inc.	95,171	1,032
Sun Communities Inc.	23,284	1,009
Dime Community Bancshares Inc.	68,965	1,008
* LPL Investment Holdings Inc.	26,515	1,006
Provident Financial Services Inc.	69,209	1,006
* Investors Bancorp Inc.	66,759	1,003
Oriental Financial Group Inc.	82,278	996
Park National Corp.	14,353	993
Berkshire Hills Bancorp Inc.	42,896	983
Hersha Hospitality Trust Class A	179,661	981
* AMERISAFE Inc.	39,371	974
FBL Financial Group Inc. Class A	28,862	973
Banner Corp.	43,566	960
Community Trust Bancorp Inc.	29,631	950
Radian Group Inc.	210,265	915
LTC Properties Inc.	28,477	911
* iStar Financial Inc.	124,609	903
Newcastle Investment Corp.	141,891	891
* Ameris Bancorp	67,093	882
Colony Financial Inc.	53,648	879
Duff & Phelps Corp. Class A	54,258	843
Bancfirst Corp.	19,265	839
Harleysville Group Inc.	14,427	832
NorthStar Realty Finance Corp.	153,372	830
Hercules Technology Growth Capital Inc.	74,689	828
Pennsylvania REIT	54,081	826
Flushing Financial Corp.	61,152	823
First Busey Corp.	166,078	820
Interactive Brokers Group Inc.	48,005	816
* Hilltop Holdings Inc.	97,020	814
Nelnet Inc. Class A	31,206	809
Cardinal Financial Corp.	71,147	804
CoBiz Financial Inc.	113,477	802
* Navigators Group Inc.	16,694	789
Infinity Property & Casualty Corp.	14,996	785
American National Insurance Co.	10,735	778
KBW Inc.	41,914	775
Inland Real Estate Corp.	87,190	773
Horace Mann Educators Corp.	43,866	773
* Beneficial Mutual Bancorp Inc.	88,208	771
ViewPoint Financial Group	49,445	760
First Potomac Realty Trust	62,877	760
Camden National Corp.	21,529	757
BankUnited Inc.	30,150	754
Federal Agricultural Mortgage Corp.	32,388	735
Cedar Realty Trust Inc.	142,237	728
* HFF Inc. Class A	43,617	718
Bryn Mawr Bank Corp.	31,806	714
Northfield Bancorp Inc.	49,885	709
Arrow Financial Corp.	29,030	708

Capital Southwest Corp.	7,396	699
* Greenlight Capital Re Ltd. Class A	28,310	697
* Citizens Inc.	69,749	689
Calamos Asset Management Inc. Class A	52,210	684
American Assets Trust Inc.	29,982	684
Solar Capital Ltd.	30,728	678
CreXus Investment Corp.	64,479	667
Walter Investment Management Corp.	29,431	664
Trustco Bank Corp. NY	115,773	661
Campus Crest Communities Inc.	56,572	660
GAMCO Investors Inc.	13,016	646
Great Southern Bancorp Inc.	26,435	634
* Forestar Group Inc.	41,198	634
* Investment Technology Group Inc.	52,661	630
Provident New York Bancorp	74,247	628
Flagstone Reinsurance Holdings SA	78,913	621
Agree Realty Corp.	27,394	619
Apollo Commercial Real Estate Finance Inc.	39,196	613
* ICG Group Inc.	68,211	610
Safety Insurance Group Inc.	14,544	606
* Green Dot Corp. Class A	22,359	593
* Piper Jaffray Cos.	22,173	590
Lakeland Financial Corp.	22,523	586
* Central Pacific Financial Corp.	44,926	582
Hudson Valley Holding Corp.	35,688	576
Southside Bancshares Inc.	25,241	558
WesBanco Inc.	27,693	558
Excel Trust Inc.	46,154	558
Bank Mutual Corp.	132,064	534
1st Source Corp.	21,614	529
Getty Realty Corp.	33,889	528
* Arbor Realty Trust Inc.	92,908	519
* National Financial Partners Corp.	34,259	519
* Cowen Group Inc. Class A	191,246	518
Arlington Asset Investment Corp. Class A	23,277	517
* INTL. FCStone Inc.	24,370	514
* PICO Holdings Inc.	21,902	514
Bank of Marin Bancorp	13,503	513
GFI Group Inc.	134,693	506
* Global Indemnity plc	25,959	506
Alliance Financial Corp.	16,647	505
Ames National Corp.	21,153	503
Investors Real Estate Trust	65,073	500
First Merchants Corp.	39,641	489
Centerstate Banks Inc.	59,078	482
BankFinancial Corp.	72,276	478
First Financial Holdings Inc.	43,405	477
Simmons First National Corp. Class A	18,418	476
* Sterling Financial Corp.	22,686	474
Republic Bancorp Inc. Class A	19,406	464
Presidential Life Corp.	40,566	464
SCBT Financial Corp.	14,080	461
* Capital Trust Inc.	120,948	456
Renasant Corp.	27,230	443
* Phoenix Cos. Inc.	175,967	431
* AV Homes Inc.	35,368	431
Chatham Lodging Trust	33,912	430

* Western Alliance Bancorp	50,570	428
Meadowbrook Insurance Group Inc.	45,580	425
Cogdell Spencer Inc.	98,126	416
Main Street Capital Corp.	16,688	411
Retail Opportunity Investments Corp.	33,806	407
Epoch Holding Corp.	16,870	403
Sabra Health Care REIT Inc.	24,377	401
Sandy Spring Bancorp Inc.	21,646	393
* Virtus Investment Partners Inc.	4,521	388
PennantPark Investment Corp.	37,254	387
* Netspend Holdings Inc.	49,825	387
Enterprise Financial Services Corp.	32,911	386
United Fire Group Inc.	21,347	382
Consolidated-Tomoka Land Co.	12,803	381
Artio Global Investors Inc. Class A	78,477	374
Gladstone Capital Corp.	45,782	371
Baldwin & Lyons Inc.	16,532	370
* BRT Realty Trust	52,794	369
* eHealth Inc.	22,572	368
Maiden Holdings Ltd.	40,302	363
Marlin Business Services Corp.	23,447	353
MCG Capital Corp.	83,010	353
* Gramercy Capital Corp.	130,290	348
* FelCor Lodging Trust Inc.	95,582	344
* Ladenburg Thalmann Financial Services Inc.	188,647	336
Gladstone Investment Corp.	43,287	328
Lakeland Bancorp Inc.	32,970	325
Hudson Pacific Properties Inc.	21,454	325
* Rouse Properties Inc.	23,845	323
Ramco-Gershenson Properties Trust	26,345	322
* Doral Financial Corp.	208,027	320
Heartland Financial USA Inc.	18,437	320
Edelman Financial Group Inc.	47,231	312
Donegal Group Inc. Class A	22,475	307
First Defiance Financial Corp.	18,074	305
PennyMac Mortgage Investment Trust	16,310	305
Triangle Capital Corp.	14,902	294
* Safeguard Scientifics Inc.	17,087	294
Medallion Financial Corp.	24,457	273
* State Bank Financial Corp.	15,523	272
Universal Health Realty Income Trust	6,744	267
* NewStar Financial Inc.	23,990	267
* American Safety Insurance Holdings Ltd.	14,083	265
Stewart Information Services Corp.	18,521	263
Dynex Capital Inc.	27,483	262
Coresite Realty Corp.	10,637	251
SY Bancorp Inc.	10,771	250
* MPG Office Trust Inc.	106,619	249
National Western Life Insurance Co. Class A	1,815	248
American National Bankshares Inc.	11,267	240
* AmeriServ Financial Inc.	91,246	239
* Tejon Ranch Co.	8,297	238
* Gleacher & Co. Inc.	164,410	224
* FBR & Co.	86,549	222
Capital City Bank Group Inc.	29,455	219
Parkway Properties Inc.	20,713	217
ESSA Bancorp Inc.	22,091	216

* CompuCredit Holdings Corp.	37,021	215
US Global Investors Inc. Class A	29,350	213
First of Long Island Corp.	7,987	212
* Eagle Bancorp Inc.	12,562	210
Crawford & Co. Class B	42,732	209
StellarOne Corp.	17,417	207
OneBeacon Insurance Group Ltd. Class A	13,245	204
Sierra Bancorp	20,100	198
Urstadt Biddle Properties Inc. Class A	9,981	197
EMC Insurance Group Inc.	9,778	196
Washington Trust Bancorp Inc.	8,065	195
First Financial Corp.	6,108	194
Westfield Financial Inc.	24,409	193
First Community Bancshares Inc.	14,396	192
MVC Capital Inc.	14,312	188
Bridge Bancorp Inc.	8,889	186
Tompkins Financial Corp.	4,653	186
Trico Bancshares	10,697	186
* BankAtlantic Bancorp Inc. Class A	44,004	180
Center Bancorp Inc.	17,681	177
Bar Harbor Bankshares	5,322	177
TowneBank	13,096	177
Resource Capital Corp.	31,868	172
Resource America Inc. Class A	27,022	171
* Flagstar Bancorp Inc.	184,724	170
WSFS Financial Corp.	3,949	162
* First Marblehead Corp.	130,999	160
FXCM Inc. Class A	12,083	157
German American Bancorp Inc.	7,886	153
* United Community Banks Inc.	15,440	151
First Bancorp	13,764	150
Kennedy-Wilson Holdings Inc.	11,136	150
Mission West Properties Inc.	15,193	150
OceanFirst Financial Corp.	10,355	147
SWS Group Inc.	25,127	144
* Guaranty Bancorp	71,855	143
Life Partners Holdings Inc.	35,038	143
Clifton Savings Bancorp Inc.	13,608	142
State Auto Financial Corp.	9,657	141
Investors Title Co.	2,968	139
Diamond Hill Investment Group Inc.	1,851	136
Crawford & Co. Class A	34,505	135
Kite Realty Group Trust	25,520	134
RAIT Financial Trust	27,057	134
Merchants Bancshares Inc.	4,593	129
Financial Institutions Inc.	7,971	129
* West Coast Bancorp	6,687	127
* Hanmi Financial Corp.	11,551	117
CapLease Inc.	28,661	116
National Interstate Corp.	4,505	115
* CIFC Corp.	18,381	114
Century Bancorp Inc. Class A	4,130	113
SeaBright Holdings Inc.	12,256	111
* American Independence Corp.	24,191	109
Univest Corp. of Pennsylvania	6,455	108
CFS Bancorp Inc.	19,042	107
Nicholas Financial Inc.	8,016	106

* Bridge Capital Holdings	7,847	106
Union First Market Bankshares Corp.	7,385	103
MainSource Financial Group Inc.	8,507	103
Sterling Bancorp	10,065	97
Kohlberg Capital Corp.	13,744	95
Citizens & Northern Corp.	4,704	94
One Liberty Properties Inc.	5,034	92
TICC Capital Corp.	9,259	90
First Pactrust Bancorp Inc.	7,525	90
Monmouth Real Estate Investment Corp. Class A	9,168	89
CNB Financial Corp.	5,116	85
Thomas Properties Group Inc.	18,002	83
Kaiser Federal Financial Group Inc.	5,900	83
Winthrop Realty Trust	6,882	80
* First Financial Northwest Inc.	10,288	79
ESB Financial Corp.	5,426	78
VIST Financial Corp.	6,454	77
Oppenheimer Holdings Inc. Class A	4,171	72
* Metro Bancorp Inc.	6,058	71
* Cape Bancorp Inc.	8,730	70
Peoples Bancorp Inc.	3,924	69
* Suffolk Bancorp	4,640	60
Gain Capital Holdings Inc.	12,000	60
Golub Capital BDC Inc.	3,864	59
* Mercantile Bank Corp.	4,071	58
Rockville Financial Inc.	4,873	57
* Virginia Commerce Bancorp Inc.	6,417	56
Westwood Holdings Group Inc.	1,437	56
* Firstcity Financial Corp.	6,268	55
Institutional Financial Markets Inc.	39,632	53
Ameriana Bancorp	11,164	53
* First Acceptance Corp.	36,967	51
Bank of Kentucky Financial Corp.	1,907	49
West Bancorporation Inc.	4,882	49
North Central Bancshares Inc.	1,596	48
Gladstone Commercial Corp.	2,735	47
* Bancorp Inc.	4,624	46
* Republic First Bancorp Inc.	19,317	46
* BancTrust Financial Group Inc.	31,127	45
United Financial Bancorp Inc.	2,777	44
* Hallmark Financial Services	5,462	43
Kansas City Life Insurance Co.	1,335	43
* NewBridge Bancorp	8,541	41
Heritage Financial Corp.	2,981	41
* Southwest Bancorp Inc.	4,391	40
* Wilshire Bancorp Inc.	8,364	40
Pzena Investment Management Inc. Class A	6,674	39
NGP Capital Resources Co.	5,652	37
Central Bancorp Inc.	2,000	36
Roma Financial Corp.	3,657	36
UMH Properties Inc.	3,150	35
* American River Bankshares	4,369	35
* Consumer Portfolio Services Inc.	27,554	34
Eastern Insurance Holdings Inc.	2,351	34
* Tree.com Inc.	4,506	34
* Colony Bankcorp Inc.	8,747	34
PMC Commercial Trust	3,945	34

Pulaski Financial Corp.	4,255	33
QC Holdings Inc.	8,115	33
* Heritage Commerce Corp.	5,119	33
* Macatawa Bank Corp.	9,356	32
* 21st Century Holding Co.	6,330	28
* Eastern Virginia Bankshares Inc.	7,531	28
Provident Financial Holdings Inc.	2,366	26
Peapack Gladstone Financial Corp.	1,781	24
Home Federal Bancorp Inc.	2,343	24
Alliance Bancorp Inc. of Pennsylvania	1,999	23
* Waterstone Financial Inc.	7,258	23
National Bankshares Inc.	758	23
Meta Financial Group Inc.	1,065	22
First M&F Corp.	4,721	22
First Interstate Bancsystem Inc.	1,458	21
Washington Banking Co.	1,457	20
Universal Insurance Holdings Inc.	5,131	20
* Maui Land & Pineapple Co. Inc.	4,926	20
Territorial Bancorp Inc.	952	20
Citizens South Banking Corp.	4,075	19
* Pacific Mercantile Bancorp	3,311	18
Federal Agricultural Mortgage Corp. Class A	1,021	18
Independence Holding Co.	1,816	18
* Hampton Roads Bankshares Inc.	5,951	18
* United Community Financial Corp.	7,740	18
Shore Bancshares Inc.	2,438	17
* Sun Bancorp Inc.	4,829	17
* BCSB Bancorp Inc.	1,216	17
* North Valley Bancorp	1,335	16
TF Financial Corp.	662	16
Summit Hotel Properties Inc.	2,077	16
Pacific Continental Corp.	1,661	16
* 1st United Bancorp Inc.	2,581	16
* Stratus Properties Inc.	1,643	15
Penns Woods Bancorp Inc.	363	15
Greene County Bancorp Inc.	800	15
Codorus Valley Bancorp Inc.	1,213	14
California First National Bancorp	849	13
* First South Bancorp Inc.	3,190	13
HopFed Bancorp Inc.	1,411	12
First Bancorp Inc.	791	12
Terreno Realty Corp.	801	11
* First United Corp.	1,861	11
Indiana Community Bancorp	461	11
* Affirmative Insurance Holdings Inc.	18,300	10
* Preferred Bank	793	9
* Penson Worldwide Inc.	13,212	9
* Seacoast Banking Corp. of Florida	4,924	9
Middleburg Financial Corp.	539	8
* Unity Bancorp Inc.	1,345	8
* Old Second Bancorp Inc.	4,290	8
* Farmers Capital Bank Corp.	1,229	7
Firstbank Corp.	878	7
Northrim BanCorp Inc.	303	7
Wayne Savings Bancshares Inc.	693	6
* Premierwest Bancorp	2,834	5
MutualFirst Financial Inc.	544	5

HF Financial Corp.	396	5
* Jefferson Bancshares Inc.	1,639	4
* Timberland Bancorp Inc.	706	3
* Royal Bancshares of Pennsylvania Inc.	1,796	3
* Independent Bank Corp.	1,015	2
Peoples Financial Corp.	187	2
* Community Bankers Trust Corp.	851	2
Charter Financial Corp.	200	2
* ZipRealty Inc.	1,295	2
New Hampshire Thrift Bancshares Inc.	141	2
* MetroCorp Bancshares Inc.	159	2
THL Credit Inc.	117	2
* Taylor Capital Group Inc.	87	1
* Encore Bancshares Inc.	51	1
* Harris & Harris Group Inc.	229	1
* Home Bancorp Inc.	53	1
JMP Group Inc.	111	1
MidSouth Bancorp Inc.	54	1
United Security Bancshares	128	1
C&F Financial Corp.	23	1
Citizens Holding Co.	29	1
Fox Chase Bancorp Inc.	43	1
* Valley National Bancorp Warrants 6/30/2015	240	1
Oneida Financial Corp.	52	1
Hingham Institution for Savings	9	1
Ohio Valley Banc Corp.	28	1
* Intervest Bancshares Corp. Class A	131	1
Horizon Bancorp	27	—
Norwood Financial Corp.	18	—
Union Bankshares Inc.	25	—
Orrstown Financial Services Inc.	53	—
Commercial National Financial Corp.	17	—
Auburn National Bancorporation Inc.	18	—
SI Financial Group Inc.	31	—
* Yadkin Valley Financial Corp.	114	—
LNB Bancorp Inc.	46	—
Landmark Bancorp Inc.	16	—
* Southern Community Financial Corp.	118	—
Community Bank Shares of Indiana Inc.	22	—
First Citizens Banc Corp.	54	—
Old Point Financial Corp.	27	—
* MBT Financial Corp.	114	—
* 1st Constitution Bancorp	32	—
Salisbury Bancorp Inc.	11	—
* Tower Financial Corp.	24	—
Mid Penn Bancorp Inc.	24	—
Hawthorn Bancshares Inc.	28	—
* Summit Financial Group Inc.	44	—
* Severn Bancorp Inc.	41	—
Cheviot Financial Corp.	19	—
* United Bancshares Inc.	23	—
ECB Bancorp Inc.	16	—
* United Security Bancshares	57	—
* Rodman & Renshaw Capital Group Inc.	129	—
* Vestin Realty Mortgage II Inc.	90	—
* WSB Holdings Inc.	35	—
Heritage Financial Group Inc.	9	—

Prudential Bancorp Inc. of Pennsylvania	19	—
National Security Group Inc.	11	—
WVS Financial Corp.	11	—
* Park Sterling Corp.	19	—
Porter Bancorp Inc.	25	—
* Transcontinental Realty Investors Inc.	12	—
* Berkshire Bancorp Inc.	1	—
* First Security Group Inc.	1	—
		3,273,433
Health Care (11.4%)
Johnson & Johnson	3,679,529	242,702
Pfizer Inc.	10,357,381	234,698
Merck & Co. Inc.	4,106,676	157,696
Abbott Laboratories	2,098,879	128,640
UnitedHealth Group Inc.	1,436,335	84,658
Bristol-Myers Squibb Co.	2,283,139	77,056
Amgen Inc.	1,069,135	72,691
Eli Lilly & Co.	1,403,963	56,538
Medtronic Inc.	1,422,809	55,760
* Gilead Sciences Inc.	1,012,061	49,439
* Celgene Corp.	598,113	46,366
Baxter International Inc.	759,668	45,413
Allergan Inc.	410,992	39,221
* Biogen Idec Inc.	310,921	39,167
* Medco Health Solutions Inc.	521,583	36,667
Covidien plc	649,958	35,540
WellPoint Inc.	468,644	34,586
* Express Scripts Inc.	621,374	33,666
McKesson Corp.	330,779	29,032
Thermo Fisher Scientific Inc.	509,659	28,735
* Intuitive Surgical Inc.	52,538	28,462
Aetna Inc.	488,111	24,484
* Alexion Pharmaceuticals Inc.	249,380	23,157
Becton Dickinson and Co.	289,519	22,481
Stryker Corp.	387,044	21,473
Agilent Technologies Inc.	468,214	20,840
Humana Inc.	220,490	20,391
Cardinal Health Inc.	465,937	20,087
St. Jude Medical Inc.	430,187	19,062
Cigna Corp.	384,972	18,960
Zimmer Holdings Inc.	241,700	15,536
* Cerner Corp.	194,249	14,794
AmerisourceBergen Corp. Class A	348,451	13,827
* Mylan Inc.	575,119	13,487
Quest Diagnostics Inc.	212,744	13,009
* Forest Laboratories Inc.	360,322	12,500
* Laboratory Corp. of America Holdings	133,718	12,241
* Boston Scientific Corp.	1,997,770	11,947
* Life Technologies Corp.	240,370	11,735
Perrigo Co.	113,161	11,691
* Vertex Pharmaceuticals Inc.	281,284	11,535
* Watson Pharmaceuticals Inc.	171,484	11,500
CR Bard Inc.	115,741	11,426
* Regeneron Pharmaceuticals Inc.	97,673	11,391
* DaVita Inc.	126,170	11,377
* Waters Corp.	120,923	11,205
* Edwards Lifesciences Corp.	153,841	11,189

* Varian Medical Systems Inc.	151,851	10,472
* Henry Schein Inc.	121,942	9,229
* Illumina Inc.	163,774	8,616
* Hospira Inc.	222,169	8,307
* Mettler-Toledo International Inc.	42,603	7,871
* CareFusion Corp.	302,965	7,856
DENTSPLY International Inc.	190,659	7,651
* Hologic Inc.	354,873	7,648
Coventry Health Care Inc.	194,316	6,912
* IDEXX Laboratories Inc.	75,757	6,625
* ResMed Inc.	198,647	6,140
* Endo Pharmaceuticals Holdings Inc.	157,638	6,105
HCA Holdings Inc.	235,492	5,826
Omnicare Inc.	154,410	5,492
* BioMarin Pharmaceutical Inc.	154,088	5,278
Cooper Cos. Inc.	64,403	5,262
* Amylin Pharmaceuticals Inc.	205,798	5,137
Universal Health Services Inc. Class B	120,339	5,043
* Mednax Inc.	66,146	4,919
* Health Net Inc.	112,019	4,449
* AMERIGROUP Corp.	64,372	4,331
Patterson Cos. Inc.	127,612	4,262
* Allscripts Healthcare Solutions Inc.	256,463	4,257
PerkinElmer Inc.	152,569	4,220
* Salix Pharmaceuticals Ltd.	79,904	4,195
* Gen-Probe Inc.	62,861	4,175
* WellCare Health Plans Inc.	57,715	4,149
* Covance Inc.	82,120	3,911
* Sirona Dental Systems Inc.	75,381	3,885
* Catalyst Health Solutions Inc.	60,740	3,871
* Cepheid Inc.	86,256	3,608
* Cubist Pharmaceuticals Inc.	83,180	3,598
* HMS Holdings Corp.	114,766	3,582
Teleflex Inc.	55,050	3,366
* athenahealth Inc.	45,293	3,357
* United Therapeutics Corp.	70,820	3,338
* Centene Corp.	68,130	3,336
* Medivation Inc.	44,651	3,336
* Ariad Pharmaceuticals Inc.	208,914	3,332
Techne Corp.	47,516	3,331
* Onyx Pharmaceuticals Inc.	85,992	3,240
Medicis Pharmaceutical Corp. Class A	84,977	3,194
* Warner Chilcott plc Class A	188,984	3,177
* Tenet Healthcare Corp.	588,793	3,127
Lincare Holdings Inc.	119,897	3,103
* Alkermes plc	167,110	3,100
* Questcor Pharmaceuticals Inc.	80,739	3,037
* Incyte Corp. Ltd.	153,810	2,969
* Vivus Inc.	131,961	2,951
* Jazz Pharmaceuticals plc	60,559	2,935
* Alere Inc.	110,597	2,877
* Viropharma Inc.	95,630	2,876
Hill-Rom Holdings Inc.	83,601	2,793
* Zoll Medical Corp.	29,988	2,778
* Community Health Systems Inc.	123,900	2,756
* Bio-Rad Laboratories Inc. Class A	26,411	2,739
* Thoratec Corp.	80,871	2,726

*	Myriad Genetics Inc.	114,745	2,715
*	Seattle Genetics Inc.	132,055	2,691
*	HealthSouth Corp.	129,016	2,642
	Owens & Minor Inc.	85,872	2,611
*	Brookdale Senior Living Inc. Class A	139,075	2,603
*	VCA Antech Inc.	111,601	2,590
*	LifePoint Hospitals Inc.	65,337	2,577
	STERIS Corp.	78,571	2,484
	Quality Systems Inc.	55,591	2,431
*	Haemonetics Corp.	33,891	2,362
*	Align Technology Inc.	85,127	2,345
*	Health Management Associates Inc. Class A	343,937	2,311
*	Human Genome Sciences Inc.	268,466	2,212
*	Charles River Laboratories International Inc.	60,390	2,179
*	PAREXEL International Corp.	79,824	2,153
*	Dendreon Corp.	201,468	2,147
*	Theravance Inc.	109,161	2,129
*	Impax Laboratories Inc.	84,945	2,088
*	Pharmacyclics Inc.	74,549	2,069
*	Volcano Corp.	71,173	2,018
	West Pharmaceutical Services Inc.	45,415	1,932
*	Par Pharmaceutical Cos. Inc.	49,540	1,919
*	Magellan Health Services Inc.	38,262	1,868
*	PSS World Medical Inc.	71,605	1,814
*	Nektar Therapeutics	215,246	1,705
*	Masimo Corp.	72,706	1,700
*	Cyberonics Inc.	44,347	1,691
	Chemed Corp.	26,719	1,675
*,^ MAKO Surgical Corp.		39,616	1,670
*	MWI Veterinary Supply Inc.	18,531	1,631
*	Halozyme Therapeutics Inc.	127,427	1,626
	Analogic Corp.	23,668	1,599
	CONMED Corp.	51,556	1,540
*	Bruker Corp.	100,484	1,538
*	Immunogen Inc.	103,066	1,483
*	Medicines Co.	73,615	1,477
*	Amsurg Corp. Class A	51,904	1,452
*	Isis Pharmaceuticals Inc.	163,618	1,435
*	Akorn Inc.	122,440	1,433
*	Acorda Therapeutics Inc.	53,167	1,412
*	ABIOMED Inc.	63,244	1,403
*	Molina Healthcare Inc.	40,245	1,353
*	Air Methods Corp.	15,314	1,336
*	Abaxis Inc.	44,656	1,301
*	Arena Pharmaceuticals Inc.	415,085	1,274
*	Auxilium Pharmaceuticals Inc.	67,810	1,259
*	Idenix Pharmaceuticals Inc.	125,720	1,231
*	Opko Health Inc.	253,333	1,198
	Cantel Medical Corp.	47,170	1,184
	Computer Programs & Systems Inc.	20,732	1,172
*	Bio-Reference Labs Inc.	49,092	1,154
*	NxStage Medical Inc.	58,338	1,124
*	Momenta Pharmaceuticals Inc.	72,481	1,110
*	Exelixis Inc.	211,942	1,098
*	InterMune Inc.	74,082	1,087
	PDL BioPharma Inc.	170,348	1,082
*	Integra LifeSciences Holdings Corp.	30,886	1,071

* Wright Medical Group Inc.	54,577	1,054
* Arthrocare Corp.	38,958	1,046
* Amedisys Inc.	71,782	1,038
* Genomic Health Inc.	33,593	1,028
* AVANIR Pharmaceuticals Inc.	292,413	1,000
* Luminex Corp.	42,376	989
* NuVasive Inc.	58,728	989
Meridian Bioscience Inc.	50,982	988
* Greatbatch Inc.	40,137	984
* Alnylam Pharmaceuticals Inc.	88,707	982
* Achillion Pharmaceuticals Inc.	100,530	963
* Accretive Health Inc.	47,871	956
* Affymax Inc.	79,417	932
* DexCom Inc.	88,145	919
* Optimer Pharmaceuticals Inc.	66,009	918
* Curis Inc.	188,575	909
* Endologix Inc.	61,667	903
* Ironwood Pharmaceuticals Inc. Class A	66,992	892
* ICU Medical Inc.	17,823	876
* Arqule Inc.	122,763	861
* Hanger Orthopedic Group Inc.	38,428	840
* Accuray Inc.	113,266	800
* Emergent Biosolutions Inc.	49,951	799
* Insulet Corp.	41,326	791
* Neogen Corp.	20,114	786
* OraSure Technologies Inc.	68,013	781
* Array Biopharma Inc.	227,658	776
* Natus Medical Inc.	61,453	733
* Emeritus Corp.	41,100	726
* AMAG Pharmaceuticals Inc.	44,714	712
* BioScrip Inc.	103,351	702
* Cerus Corp.	173,653	698
Invacare Corp.	42,029	696
* MedAssets Inc.	52,641	693
* Capital Senior Living Corp.	74,759	691
Assisted Living Concepts Inc. Class A	41,552	690
* Enzon Pharmaceuticals Inc.	99,698	682
* Affymetrix Inc.	157,929	674
* Conceptus Inc.	46,817	673
* Depomed Inc.	107,207	671
* Lexicon Pharmaceuticals Inc.	353,288	657
* Corvel Corp.	16,236	648
* Orthofix International NV	17,018	640
* Almost Family Inc.	24,509	637
Kensey Nash Corp.	21,495	629
* Spectrum Pharmaceuticals Inc.	49,582	626
* Anika Therapeutics Inc.	47,901	601
* Acadia Pharmaceuticals Inc.	277,114	599
* NPS Pharmaceuticals Inc.	86,023	588
* AngioDynamics Inc.	47,269	579
Landauer Inc.	10,564	560
Atrion Corp.	2,651	557
* Kindred Healthcare Inc.	64,189	555
* HeartWare International Inc.	8,405	552
* AVI BioPharma Inc.	349,426	538
* Allos Therapeutics Inc.	363,184	538
* AVEO Pharmaceuticals Inc.	43,183	536

*	Alphatec Holdings Inc.	220,086	522
*	IPC The Hospitalist Co. Inc.	14,067	519
*	BioCryst Pharmaceuticals Inc.	107,475	519
*	Team Health Holdings Inc.	25,024	515
*	Quidel Corp.	26,584	488
*	Dynavax Technologies Corp.	93,695	474
*	Cadence Pharmaceuticals Inc.	127,764	473
*	AMN Healthcare Services Inc.	76,499	464
*	Hi-Tech Pharmacal Co. Inc.	12,816	460
*	Merit Medical Systems Inc.	36,772	457
*	Agenus Inc.	68,228	451
	Ensign Group Inc.	16,478	448
*	Rigel Pharmaceuticals Inc.	55,581	447
	Universal American Corp.	39,761	429
*	Geron Corp.	245,058	414
*	Cutera Inc.	48,403	414
*	PharMerica Corp.	31,861	396
*	Exact Sciences Corp.	35,067	391
*	Ardea Biosciences Inc.	17,878	389
*	Healthways Inc.	52,526	387
*	Cambrex Corp.	55,205	386
*	Cynosure Inc. Class A	21,518	384
*	eResearchTechnology Inc.	48,592	380
*	Select Medical Holdings Corp.	46,859	360
*	Furiex Pharmaceuticals Inc.	15,164	358
*	Neurocrine Biosciences Inc.	44,697	356
*	Omnicell Inc.	23,390	356
*	Chelsea Therapeutics International Ltd.	138,203	354
*	Medidata Solutions Inc.	13,160	351
*	CryoLife Inc.	65,326	344
*,^ Biolase Technology Inc.		126,487	343
*	Gentiva Health Services Inc.	37,664	329
*,^ Aastrom Biosciences Inc.		155,863	315
*	Sequenom Inc.	77,247	314
*	Exactech Inc.	19,784	314
*	Triple-S Management Corp. Class B	13,518	312
*	Orexigen Therapeutics Inc.	75,463	309
*	MannKind Corp.	124,364	307
*	Antares Pharma Inc.	92,571	299
*	Immunomedics Inc.	79,767	290
*	Alliance HealthCare Services Inc.	186,771	280
*	Five Star Quality Care Inc.	80,021	273
*	Metropolitan Health Networks Inc.	28,618	268
*,^ Biotime Inc.		60,297	266
*	Corcept Therapeutics Inc.	67,218	264
*	Symmetry Medical Inc.	37,011	262
*	Albany Molecular Research Inc.	96,835	261
*	Merge Healthcare Inc.	42,689	250
*	Sunrise Senior Living Inc.	38,956	246
*	Cell Therapeutics Inc.	182,789	238
*	Ligand Pharmaceuticals Inc. Class B	14,817	236
*	Cross Country Healthcare Inc.	46,933	235
	National Healthcare Corp.	5,137	234
*	SurModics Inc.	15,195	234
*	IRIS International Inc.	17,181	232
*,^ Cytori Therapeutics Inc.		91,608	228
*	Celldex Therapeutics Inc.	44,626	227

*	ExamWorks Group Inc.	17,977	223
*	Cytokinetics Inc.	183,998	212
*	LHC Group Inc.	11,244	208
*	HealthStream Inc.	8,972	208
	US Physical Therapy Inc.	8,434	194
*	BioClinica Inc.	34,347	191
*	Progenics Pharmaceuticals Inc.	19,226	190
*	ZIOPHARM Oncology Inc.	34,782	188
*	Staar Surgical Co.	17,120	185
*	AtriCure Inc.	18,302	182
*,^ Navidea Biopharmaceuticals Inc.		53,926	177
*,^ Savient Pharmaceuticals Inc.		80,765	176
*,^ Biosante Pharmaceuticals Inc.		255,547	174
*	GTx Inc.	44,872	173
*	Transcend Services Inc.	5,706	167
*	Spectranetics Corp.	16,088	167
*	MAP Pharmaceuticals Inc.	11,598	167
*	Oncothyreon Inc.	34,956	152
*	Codexis Inc.	41,385	151
*,^ Delcath Systems Inc.		47,873	150
*	Novavax Inc.	116,882	147
*	Dyax Corp.	94,090	147
*	Mediware Information Systems	9,699	142
*	Protalix BioTherapeutics Inc.	22,105	141
*	Palomar Medical Technologies Inc.	14,943	140
*,^ KV Pharmaceutical Co. Class A		104,427	138
*	Hooper Holmes Inc.	194,540	134
*	XenoPort Inc.	29,526	133
*	CardioNet Inc.	42,083	130
*	Columbia Laboratories Inc.	180,381	128
*	Harvard Bioscience Inc.	32,527	128
*	BioMimetic Therapeutics Inc.	50,806	126
*	LCA-Vision Inc.	19,598	123
*	Pain Therapeutics Inc.	33,464	120
*	Pozen Inc.	19,738	118
*	Arrowhead Research Corp.	17,932	114
*	Durect Corp.	138,205	111
*	ISTA Pharmaceuticals Inc.	12,270	111
*	Targacept Inc.	21,528	110
*	Sciclone Pharmaceuticals Inc.	17,461	110
*	Sun Healthcare Group Inc.	16,003	109
*	Anthera Pharmaceuticals Inc.	47,592	105
*	Astex Pharmaceuticals	55,965	104
*	PDI Inc.	14,959	100
*	Medical Action Industries Inc.	17,304	99
*	Hansen Medical Inc.	32,538	98
*	Vascular Solutions Inc.	8,957	97
*	Sangamo Biosciences Inc.	19,311	95
*	RTI Biologics Inc.	25,082	93
*	Authentidate Holding Corp.	119,942	91
*	Providence Service Corp.	5,764	89
*	Apricus Biosciences Inc.	30,853	87
*	Rochester Medical Corp.	8,804	86
*	Digirad Corp.	40,423	84
*	Santarus Inc.	14,048	82
*	Maxygen Inc.	14,258	82
*	Ampio Pharmaceuticals Inc.	23,867	81

*	Vical Inc.	23,842	81
*	Infinity Pharmaceuticals Inc.	6,732	81
*,^ Keryx Biopharmaceuticals Inc.		15,988	80
*,^ BSD Medical Corp.		37,207	77
*	PROLOR Biotech Inc.	12,986	77
*	Icad Inc.	156,093	76
*	Obagi Medical Products Inc.	5,664	76
*	Vanguard Health Systems Inc.	7,375	73
*	Bovie Medical Corp.	25,571	69
*	SIGA Technologies Inc.	20,268	68
*	Alimera Sciences Inc.	19,559	66
*	Adolor Corp. Rights Exp. 07/01/2019	126,930	66
*	Myrexis Inc.	21,693	66
*	Unilife Corp.	16,001	65
*	Transcept Pharmaceuticals Inc.	5,840	61
*	Nabi Biopharmaceuticals	32,813	61
*	RadNet Inc.	18,952	60
*	Alexza Pharmaceuticals Inc.	94,321	58
*	Solta Medical Inc.	19,114	58
*	Biodel Inc.	95,434	56
*	Cardiovascular Systems Inc.	5,493	51
*	Discovery Laboratories Inc.	17,399	47
*	Insmed Inc.	12,761	46
*	Tornier NV	1,800	46
	Psychemedics Corp.	4,661	46
*	Repligen Corp.	7,281	43
*	MELA Sciences Inc.	9,482	42
*	Metabolix Inc.	14,335	41
*	Enzo Biochem Inc.	14,966	40
*	MModal Inc.	3,695	39
*	CytRx Corp.	92,391	37
*	Osiris Therapeutics Inc.	7,222	37
*	Chindex International Inc.	3,762	36
*	Complete Genomics Inc.	12,245	35
*,^ Acura Pharmaceuticals Inc.		9,917	34
*	Theragenics Corp.	18,481	34
*	Anacor Pharmaceuticals Inc.	5,707	34
*	Hemispherx Biopharma Inc.	85,879	34
*	Vanda Pharmaceuticals Inc.	6,866	33
*	Medtox Scientific Inc.	1,858	31
*	Raptor Pharmaceutical Corp.	4,470	30
	Young Innovations Inc.	948	29
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	29,879	28
*	Sagent Pharmaceuticals Inc.	1,572	28
*	Cel-Sci Corp.	51,767	25
*	Skilled Healthcare Group Inc.	3,154	24
*	GenVec Inc.	8,765	23
*	ADVENTRX Pharmaceuticals Inc.	32,620	23
*	Zalicus Inc.	17,826	21
*	Idera Pharmaceuticals Inc.	10,479	18
*	Strategic Diagnostics Inc.	9,571	18
*	ARCA Biopharma Inc.	16,054	15
*	Synergetics USA Inc.	2,112	14
*	Amicus Therapeutics Inc.	2,502	13
*	AspenBio Pharma Inc.	18,166	13
*	ThermoGenesis Corp.	14,114	13
*	Synta Pharmaceuticals Corp.	2,778	12

*	DynaVox Inc. Class A	3,582	11
*	EnteroMedics Inc.	4,462	10
*	Cardica Inc.	4,675	10
*	Epocrates Inc.	1,113	10
*	IVAX Diagnostics Inc.	11,606	8
*	Dusa Pharmaceuticals Inc.	1,194	7
*	Biospecifics Technologies Corp.	412	7
*	Lannett Co. Inc.	1,384	6
*	XOMA Corp.	2,060	6
*	Stereotaxis Inc.	8,643	6
*	Peregrine Pharmaceuticals Inc.	9,884	5
*	Entremed Inc.	2,162	5
*	Sharps Compliance Corp.	1,172	4
*,^ Galena Biopharma Inc.		1,714	4
*	CombiMatrix Corp.	2,351	4
	Heska Corp.	291	3
*	Telik Inc.	21,985	3
*	Aegerion Pharmaceuticals Inc.	200	3
*	Cornerstone Therapeutics Inc.	400	2
*	StemCells Inc.	1,892	2
	Daxor Corp.	161	1
*	Omeros Corp.	143	1
*	OncoGenex Pharmaceutical Inc.	64	1
	Utah Medical Products Inc.	24	1
	National Research Corp.	15	1
*	Cumberland Pharmaceuticals Inc.	75	1
*	ProPhase Labs Inc.	465	—
*	Sucampo Pharmaceuticals Inc. Class A	58	—
*	Inovio Pharmaceuticals Inc.	648	—
*	TranS1 Inc.	84	—
*	Repros Therapeutics Inc.	66	—
*	Vision Sciences Inc.	140	—
*	Nanosphere Inc.	116	—
*	Celsion Corp.	91	—
*	Somaxon Pharmaceuticals Inc.	279	—
*	Retractable Technologies Inc.	71	—
*	PURE Bioscience Inc.	236	—
			2,393,439
Industrials (11.1%)
	General Electric Co.	14,224,932	285,494
	United Technologies Corp.	1,159,802	96,194
	Caterpillar Inc.	871,213	92,802
	3M Co.	897,045	80,025
	United Parcel Service Inc. Class B	974,975	78,700
	Boeing Co.	951,309	70,749
	Union Pacific Corp.	650,821	69,950
	Honeywell International Inc.	990,059	60,443
	Emerson Electric Co.	991,287	51,725
	Deere & Co.	557,685	45,117
	Danaher Corp.	785,968	44,014
	FedEx Corp.	405,995	37,335
	Tyco International Ltd.	622,416	34,967
	Precision Castparts Corp.	194,215	33,580
	Illinois Tool Works Inc.	585,930	33,468
	Lockheed Martin Corp.	370,513	33,294
	Norfolk Southern Corp.	480,243	31,614
	CSX Corp.	1,414,662	30,444

General Dynamics Corp.	407,782	29,923
Cummins Inc.	246,829	29,629
Raytheon Co.	466,258	24,609
Eaton Corp.	428,121	21,333
Goodrich Corp.	168,689	21,160
Waste Management Inc.	589,710	20,616
Fastenal Co.	378,183	20,460
Northrop Grumman Corp.	334,753	20,447
PACCAR Inc.	434,753	20,359
Ingersoll-Rand plc	421,044	17,410
Parker Hannifin Corp.	203,491	17,205
WW Grainger Inc.	79,950	17,174
Stanley Black & Decker Inc.	216,415	16,655
Dover Corp.	250,028	15,737
Rockwell Automation Inc.	191,373	15,252
CH Robinson Worldwide Inc.	221,450	14,503
Fluor Corp.	228,806	13,738
Cooper Industries plc	213,238	13,637
Expeditors International of Washington Inc.	285,961	13,300
Roper Industries Inc.	130,127	12,903
Republic Services Inc. Class A	399,573	12,211
Rockwell Collins Inc.	204,157	11,751
* Delta Air Lines Inc.	1,142,402	11,321
* Kansas City Southern	147,972	10,608
AMETEK Inc.	215,942	10,475
Textron Inc.	375,159	10,441
Joy Global Inc.	141,772	10,420
* United Continental Holdings Inc.	446,204	9,593
L-3 Communications Holdings Inc.	134,675	9,531
Pall Corp.	155,284	9,260
* Stericycle Inc.	109,031	9,119
* Verisk Analytics Inc. Class A	187,453	8,805
Southwest Airlines Co.	1,050,799	8,659
Flowserve Corp.	74,932	8,655
* Jacobs Engineering Group Inc.	172,830	7,668
* TransDigm Group Inc.	64,540	7,471
Equifax Inc.	163,344	7,230
KBR Inc.	200,725	7,136
JB Hunt Transport Services Inc.	126,050	6,853
Donaldson Co. Inc.	189,990	6,788
Xylem Inc.	236,194	6,554
Masco Corp.	485,393	6,490
Pentair Inc.	132,999	6,332
* AGCO Corp.	131,116	6,190
Cintas Corp.	157,187	6,149
* BE Aerospace Inc.	132,194	6,143
* Quanta Services Inc.	278,260	5,816
Timken Co.	111,765	5,671
* Owens Corning	155,158	5,590
Dun & Bradstreet Corp.	65,623	5,560
Robert Half International Inc.	183,195	5,551
Hubbell Inc. Class B	69,946	5,496
* Hertz Global Holdings Inc.	365,258	5,493
Iron Mountain Inc.	187,770	5,408
* WABCO Holdings Inc.	88,653	5,362
* IHS Inc. Class A	57,054	5,343
SPX Corp.	68,803	5,334

Manpower Inc.	110,322	5,226
MSC Industrial Direct Co. Inc. Class A	62,382	5,195
Waste Connections Inc.	158,167	5,145
* Nielsen Holdings NV	170,233	5,131
Towers Watson & Co. Class A	75,394	4,981
Wabtec Corp.	64,727	4,878
Lincoln Electric Holdings Inc.	107,250	4,861
* Thomas & Betts Corp.	66,682	4,795
Kennametal Inc.	107,430	4,784
Pitney Bowes Inc.	269,566	4,739
IDEX Corp.	112,365	4,734
URS Corp.	107,391	4,566
Snap-on Inc.	74,610	4,549
* Kirby Corp.	67,559	4,445
* Clean Harbors Inc.	64,441	4,339
Gardner Denver Inc.	68,404	4,311
Graco Inc.	80,586	4,276
Nordson Corp.	77,714	4,236
* Fortune Brands Home & Security Inc.	188,899	4,169
Carlisle Cos. Inc.	83,228	4,155
Avery Dennison Corp.	135,899	4,095
* Sensata Technologies Holding NV	118,746	3,976
* Spirit Aerosystems Holdings Inc. Class A	159,832	3,910
* Copart Inc.	149,643	3,901
* Babcock & Wilcox Co.	151,216	3,894
* WESCO International Inc.	58,416	3,815
* Navistar International Corp.	93,180	3,769
Triumph Group Inc.	59,706	3,741
Regal-Beloit Corp.	56,151	3,681
* Corrections Corp. of America	134,675	3,678
Landstar System Inc.	63,497	3,665
Ryder System Inc.	69,146	3,651
* United Rentals Inc.	84,777	3,636
* Foster Wheeler AG	158,171	3,600
Acuity Brands Inc.	56,916	3,576
Valmont Industries Inc.	30,405	3,570
Trinity Industries Inc.	108,115	3,562
* Alaska Air Group Inc.	96,064	3,441
Woodward Inc.	79,026	3,385
* Terex Corp.	148,335	3,338
* Hexcel Corp.	133,130	3,196
* Dollar Thrifty Automotive Group Inc.	39,260	3,177
CLARCOR Inc.	64,546	3,169
^ RR Donnelley & Sons Co.	254,221	3,150
* AECOM Technology Corp.	140,601	3,145
Crane Co.	62,934	3,052
* Teledyne Technologies Inc.	47,245	2,979
* Genesee & Wyoming Inc. Class A	54,306	2,964
Exelis Inc.	236,731	2,964
* Esterline Technologies Corp.	41,444	2,962
Toro Co.	41,548	2,954
* Chart Industries Inc.	39,897	2,926
Robbins & Myers Inc.	55,596	2,894
* Oshkosh Corp.	123,424	2,860
* Shaw Group Inc.	88,219	2,797
* Old Dominion Freight Line Inc.	58,402	2,784
Alexander & Baldwin Inc.	56,421	2,734

Covanta Holding Corp.	168,005	2,727
ITT Corp.	118,570	2,720
Actuant Corp. Class A	92,813	2,691
* Colfax Corp.	75,516	2,661
Harsco Corp.	109,489	2,569
Watsco Inc.	34,597	2,562
* Huntington Ingalls Industries Inc.	62,751	2,525
EMCOR Group Inc.	89,813	2,490
Con-way Inc.	75,217	2,453
* Middleby Corp.	24,017	2,430
* Acacia Research Corp.	58,085	2,424
UTi Worldwide Inc.	139,182	2,398
Belden Inc.	63,118	2,393
Lennox International Inc.	59,341	2,391
* CoStar Group Inc.	34,300	2,368
AO Smith Corp.	52,568	2,363
Mueller Industries Inc.	51,863	2,357
Manitowoc Co. Inc.	169,582	2,350
GATX Corp.	56,964	2,296
* Moog Inc. Class A	53,066	2,276
* Air Lease Corp.	93,871	2,259
* EnerSys	64,766	2,244
Alliant Techsystems Inc.	44,655	2,238
Curtiss-Wright Corp.	59,960	2,219
* Tetra Tech Inc.	84,166	2,219
Brady Corp. Class A	66,305	2,145
Applied Industrial Technologies Inc.	51,253	2,108
* FTI Consulting Inc.	55,621	2,087
* General Cable Corp.	70,827	2,060
* Avis Budget Group Inc.	142,586	2,018
* Advisory Board Co.	22,230	1,970
Corporate Executive Board Co.	44,796	1,927
Mine Safety Appliances Co.	46,811	1,923
* GrafTech International Ltd.	157,538	1,881
Macquarie Infrastructure Co. LLC	56,496	1,864
Healthcare Services Group Inc.	85,367	1,816
* HUB Group Inc. Class A	49,613	1,788
HEICO Corp. Class A	44,497	1,787
* Atlas Air Worldwide Holdings Inc.	35,741	1,759
* RSC Holdings Inc.	77,276	1,746
Herman Miller Inc.	74,845	1,718
United Stationers Inc.	55,185	1,712
* USG Corp.	99,211	1,706
* II-VI Inc.	71,819	1,699
HNI Corp.	60,676	1,684
Rollins Inc.	78,808	1,677
* JetBlue Airways Corp.	342,625	1,675
* US Airways Group Inc.	220,708	1,675
Simpson Manufacturing Co. Inc.	51,853	1,672
* Portfolio Recovery Associates Inc.	23,303	1,671
Barnes Group Inc.	63,237	1,664
ABM Industries Inc.	68,450	1,663
Franklin Electric Co. Inc.	33,855	1,661
* Polypore International Inc.	47,144	1,658
Briggs & Stratton Corp.	91,362	1,638
* Geo Group Inc.	85,263	1,621
Deluxe Corp.	68,386	1,602

* Beacon Roofing Supply Inc.	62,116	1,600
Brink's Co.	63,394	1,513
Granite Construction Inc.	52,447	1,507
Werner Enterprises Inc.	59,480	1,479
Forward Air Corp.	40,234	1,475
* Dycom Industries Inc.	62,340	1,456
* MasTec Inc.	80,372	1,454
Watts Water Technologies Inc. Class A	35,539	1,448
Knoll Inc.	86,588	1,441
Raven Industries Inc.	23,434	1,430
Knight Transportation Inc.	80,910	1,429
Interface Inc. Class A	100,800	1,406
* ACCO Brands Corp.	109,025	1,353
* On Assignment Inc.	77,212	1,349
Armstrong World Industries Inc.	27,621	1,347
* Astec Industries Inc.	36,568	1,334
ESCO Technologies Inc.	36,070	1,326
AZZ Inc.	25,081	1,295
Aircastle Ltd.	105,679	1,294
Albany International Corp.	53,989	1,239
* Swift Transportation Co.	98,215	1,133
Insperity Inc.	36,974	1,133
G&K Services Inc. Class A	32,436	1,109
Kaydon Corp.	43,139	1,100
* Mobile Mini Inc.	51,713	1,092
* Blount International Inc.	65,277	1,089
Ceradyne Inc.	33,329	1,085
* Altra Holdings Inc.	54,373	1,044
CIRCOR International Inc.	31,363	1,043
* Orbital Sciences Corp.	79,031	1,039
* Meritor Inc.	126,971	1,025
American Science & Engineering Inc.	15,254	1,023
Kaman Corp.	29,911	1,015
* Allegiant Travel Co. Class A	18,621	1,015
* RBC Bearings Inc.	21,731	1,002
* Korn/Ferry International	59,551	997
Steelcase Inc. Class A	103,680	995
AAR Corp.	53,575	978
Cascade Corp.	19,206	963
* Interline Brands Inc.	43,922	949
Unifirst Corp.	15,338	944
SkyWest Inc.	84,977	939
Heartland Express Inc.	64,582	934
* Consolidated Graphics Inc.	20,615	933
Standex International Corp.	22,461	925
Amerco Inc.	8,745	923
* Huron Consulting Group Inc.	23,930	899
Titan International Inc.	37,892	896
Cubic Corp.	18,887	893
Marten Transport Ltd.	40,125	886
* Generac Holdings Inc.	35,981	883
* Aegion Corp. Class A	49,539	883
Lindsay Corp.	13,317	883
* Spirit Airlines Inc.	43,583	875
Celadon Group Inc.	54,938	854
AAON Inc.	42,133	851
TAL International Group Inc.	22,543	828

Ennis Inc.	51,430	814
CDI Corp.	44,812	803
Universal Forest Products Inc.	22,909	790
Sauer-Danfoss Inc.	16,774	788
Comfort Systems USA Inc.	71,995	785
Arkansas Best Corp.	41,656	784
* EnPro Industries Inc.	18,983	780
* H&E Equipment Services Inc.	41,161	779
* Exponent Inc.	16,009	777
* Rush Enterprises Inc. Class A	36,424	773
* SYKES Enterprises Inc.	48,243	762
* GenCorp Inc.	107,278	762
Alamo Group Inc.	25,225	758
US Ecology Inc.	34,746	755
Mueller Water Products Inc. Class A	223,399	744
* Navigant Consulting Inc.	53,402	743
Dynamic Materials Corp.	35,155	742
* Seaboard Corp.	373	728
* Encore Capital Group Inc.	31,583	712
Aceto Corp.	74,739	709
* Greenbrier Cos. Inc.	35,814	709
* Layne Christensen Co.	31,497	701
* Builders FirstSource Inc.	164,765	697
* GeoEye Inc.	28,839	694
Griffon Corp.	63,306	677
* American Railcar Industries Inc.	28,586	672
* CBIZ Inc.	105,257	665
Resources Connection Inc.	47,279	664
Tennant Co.	14,751	649
Quanex Building Products Corp.	36,418	642
* Trex Co. Inc.	19,859	637
Gorman-Rupp Co.	21,552	629
* TrueBlue Inc.	35,086	627
* American Reprographics Co.	113,598	612
* CRA International Inc.	24,097	608
McGrath Rentcorp	18,730	601
Apogee Enterprises Inc.	46,121	597
* DigitalGlobe Inc.	44,760	597
* KAR Auction Services Inc.	36,056	584
NACCO Industries Inc. Class A	5,018	584
Barrett Business Services Inc.	29,239	580
* Powell Industries Inc.	16,849	577
* Franklin Covey Co.	60,617	570
Ampco-Pittsburgh Corp.	28,094	566
* Wabash National Corp.	54,565	565
* EnergySolutions Inc.	111,326	546
* Air Transport Services Group Inc.	90,931	526
* Hawaiian Holdings Inc.	98,768	517
* DXP Enterprises Inc.	11,519	501
* Aerovironment Inc.	18,593	498
Houston Wire & Cable Co.	35,716	496
* Dolan Co.	52,213	476
Great Lakes Dredge & Dock Corp.	65,624	474
* GP Strategies Corp.	27,036	473
* Michael Baker Corp.	19,780	472
* Astronics Corp.	13,448	470
* Commercial Vehicle Group Inc.	37,191	454

*	Kforce Inc.	29,162	435
*	Accuride Corp.	49,975	434
*,^ American Superconductor Corp.		105,062	433
	Encore Wire Corp.	14,523	432
*	ICF International Inc.	16,929	429
*	Tutor Perini Corp.	27,018	421
	Miller Industries Inc.	24,232	410
*	Cenveo Inc.	121,157	410
*	Federal Signal Corp.	73,560	409
*	Pendrell Corp.	155,134	405
	Sun Hydraulics Corp.	15,431	404
*	Furmanite Corp.	61,905	397
*	Team Inc.	12,636	391
	Graham Corp.	17,539	384
*	Pacer International Inc.	60,017	379
	Intersections Inc.	29,272	374
	Kelly Services Inc. Class A	23,203	371
*	Gibraltar Industries Inc.	24,208	367
*	Trimas Corp.	16,379	367
*	RailAmerica Inc.	17,062	366
*	Casella Waste Systems Inc. Class A	58,695	366
	American Woodmark Corp.	20,271	365
*	Columbus McKinnon Corp.	22,094	360
*	Quality Distribution Inc.	26,070	359
*	Global Power Equipment Group Inc.	12,940	358
	Heidrick & Struggles International Inc.	16,080	354
*	Flow International Corp.	87,939	354
*	InnerWorkings Inc.	29,142	340
	John Bean Technologies Corp.	20,371	330
	National Presto Industries Inc.	4,329	328
*	Northwest Pipe Co.	15,277	324
	International Shipholding Corp.	13,746	317
*	NN Inc.	38,108	311
*	Park-Ohio Holdings Corp.	15,390	309
*	Capstone Turbine Corp.	298,252	304
*	Ameresco Inc. Class A	22,022	298
*	BlueLinx Holdings Inc.	112,411	297
*	Republic Airways Holdings Inc.	60,015	296
*	Ducommun Inc.	24,373	290
*	Lydall Inc.	27,446	280
*	Titan Machinery Inc.	9,788	276
*	Kratos Defense & Security Solutions Inc.	48,611	260
*	Kadant Inc.	10,869	259
*	Genco Shipping & Trading Ltd.	39,914	254
	LB Foster Co. Class A	8,893	254
*	Active Power Inc.	321,781	251
	Multi-Color Corp.	11,120	250
	Hardinge Inc.	26,370	249
*	Asset Acceptance Capital Corp.	50,592	240
*	FuelCell Energy Inc.	152,123	239
*	Orion Marine Group Inc.	32,973	238
*	MYR Group Inc.	13,105	234
	Primoris Services Corp.	14,432	232
*	EnerNOC Inc.	31,802	229
	PAM Transportation Services Inc.	20,294	227
	Viad Corp.	11,586	225
	Courier Corp.	19,111	222

* Taser International Inc.	49,467	215
Insteel Industries Inc.	15,789	192
* Hudson Highland Group Inc.	35,653	192
LSI Industries Inc.	25,138	184
Kimball International Inc. Class B	26,029	180
* Swisher Hygiene Inc.	71,136	175
* Heritage-Crystal Clean Inc.	8,623	172
Quad/Graphics Inc.	12,326	171
* Covenant Transportation Group Inc. Class A	52,668	169
* PowerSecure International Inc.	26,134	158
* Hurco Cos. Inc.	5,580	158
Ceco Environmental Corp.	19,322	150
Asta Funding Inc.	17,759	145
* Odyssey Marine Exploration Inc.	46,783	145
LS Starrett Co. Class A	11,175	145
* AT Cross Co. Class A	11,894	143
* Mistras Group Inc.	6,000	143
* Pike Electric Corp.	16,616	137
* Fuel Tech Inc.	24,849	136
Preformed Line Products Co.	2,048	134
Met-Pro Corp.	12,563	133
* Metalico Inc.	30,954	132
HEICO Corp.	2,535	131
* Coleman Cable Inc.	13,299	129
* Saia Inc.	7,557	129
Eastern Co.	6,310	126
* Eagle Bulk Shipping Inc.	64,557	125
* Standard Parking Corp.	5,794	119
Vicor Corp.	14,805	118
Lawson Products Inc.	7,689	116
* CAI International Inc.	6,152	112
* NCI Building Systems Inc.	9,426	109
FreightCar America Inc.	4,776	107
* LMI Aerospace Inc.	5,705	104
* Broadwind Energy Inc.	220,132	103
* Sterling Construction Co. Inc.	10,485	102
* Magnetek Inc.	5,279	102
Argan Inc.	6,279	101
* A123 Systems Inc.	88,754	99
SeaCube Container Leasing Ltd.	5,470	94
Twin Disc Inc.	3,407	89
* KEYW Holding Corp.	11,269	87
* Willis Lease Finance Corp.	6,194	81
* Innovative Solutions & Support Inc.	17,618	78
* Integrated Electrical Services Inc.	19,898	77
* Energy Recovery Inc.	33,226	76
* TRC Cos. Inc.	12,065	74
Schawk Inc. Class A	5,261	66
* PMFG Inc.	4,339	65
Standard Register Co.	42,047	53
Sypris Solutions Inc.	12,758	52
* Altair Nanotechnologies Inc.	81,682	51
* Ultralife Corp.	9,678	50
US Home Systems Inc.	5,121	48
* Roadrunner Transportation Systems Inc.	2,647	46
* Key Technology Inc.	3,273	43
Douglas Dynamics Inc.	3,125	43

*	Pinnacle Airlines Corp.	29,941	40
*	Hill International Inc.	10,176	40
*	Zipcar Inc.	2,667	40
*	Valence Technology Inc.	47,866	39
*	Perma-Fix Environmental Services	24,251	39
*	Astronics Corp. Class B	1,003	38
*	Innotrac Corp.	28,467	37
*	Frozen Food Express Industries	27,702	34
*	Arotech Corp.	23,576	29
*	USA Truck Inc.	3,758	29
*	Tecumseh Products Co. Class A	6,671	27
*	Innovaro Inc.	35,674	27
*	Ocean Power Technologies Inc.	7,673	23
	VSE Corp.	817	20
*	Ascent Solar Technologies Inc.	30,091	19
*	Satcon Technology Corp.	51,461	19
	Baltic Trading Ltd.	4,324	18
*,^ Plug Power Inc.		12,727	17
*	Patriot Transportation Holding Inc.	632	15
	Virco Manufacturing	5,576	11
*	Orion Energy Systems Inc.	4,514	11
*,^ Hoku Corp.		16,297	10
*,^ Westinghouse Solar Inc.		17,295	10
*	Omega Flex Inc.	626	8
*	Sparton Corp.	700	7
*	PGT Inc.	2,968	5
*	Supreme Industries Inc. Class A	435	1
*	Xerium Technologies Inc.	89	1
*	SL Industries Inc.	28	1
*	Lime Energy Co.	96	—
			2,331,500
Information Technology (19.9%)
*	Apple Inc.	1,252,273	750,700
	International Business Machines Corp.	1,588,057	331,348
	Microsoft Corp.	10,201,006	328,982
*	Google Inc. Class A	344,932	221,184
	Intel Corp.	6,860,877	192,859
	Oracle Corp.	5,437,641	158,562
	QUALCOMM Inc.	2,264,925	154,060
	Cisco Systems Inc.	7,243,410	153,198
	Visa Inc. Class A	702,706	82,919
*	EMC Corp.	2,748,542	82,126
	Hewlett-Packard Co.	2,677,159	63,797
	Mastercard Inc. Class A	147,163	61,888
*	eBay Inc.	1,565,379	57,747
	Accenture plc Class A	863,485	55,695
	Texas Instruments Inc.	1,539,536	51,744
	Automatic Data Processing Inc.	658,405	36,337
*	Dell Inc.	2,178,460	36,162
*	Cognizant Technology Solutions Corp. Class A	406,986	31,318
	Corning Inc.	2,117,465	29,814
*	Salesforce.com Inc.	174,000	26,885
	Broadcom Corp. Class A	654,783	25,733
*	Yahoo! Inc.	1,587,469	24,161
	Intuit Inc.	380,818	22,899
*	Adobe Systems Inc.	661,391	22,692
*	NetApp Inc.	496,381	22,223

Applied Materials Inc.	1,776,660	22,102
TE Connectivity Ltd.	572,352	21,034
* Citrix Systems Inc.	251,257	19,827
Motorola Solutions Inc.	373,139	18,967
* Symantec Corp.	994,060	18,589
Altera Corp.	432,690	17,230
Analog Devices Inc.	401,810	16,233
* Juniper Networks Inc.	709,376	16,231
* SanDisk Corp.	324,116	16,073
* Red Hat Inc.	260,122	15,579
* Teradata Corp.	225,739	15,384
Seagate Technology plc	566,183	15,259
Xerox Corp.	1,870,426	15,113
* Motorola Mobility Holdings Inc.	383,729	15,058
Western Union Co.	834,915	14,694
CA Inc.	532,299	14,670
* F5 Networks Inc.	107,227	14,471
Paychex Inc.	439,837	13,631
Amphenol Corp. Class A	223,591	13,364
* Fiserv Inc.	190,008	13,185
* Western Digital Corp.	315,348	13,052
* VMware Inc. Class A	115,337	12,960
* Autodesk Inc.	305,581	12,932
Xilinx Inc.	353,944	12,894
* NVIDIA Corp.	823,477	12,673
KLA-Tencor Corp.	224,779	12,232
Avago Technologies Ltd.	298,036	11,614
Maxim Integrated Products Inc.	393,399	11,247
* Marvell Technology Group Ltd.	694,236	10,920
Fidelity National Information Services Inc.	322,690	10,687
Linear Technology Corp.	307,220	10,353
* Equinix Inc.	63,972	10,072
* Micron Technology Inc.	1,198,720	9,710
Microchip Technology Inc.	257,788	9,590
* BMC Software Inc.	229,295	9,208
* Trimble Navigation Ltd.	166,280	9,049
Activision Blizzard Inc.	694,382	8,902
* Akamai Technologies Inc.	242,143	8,887
* Alliance Data Systems Corp.	67,450	8,496
* Nuance Communications Inc.	324,599	8,303
* Rackspace Hosting Inc.	141,412	8,172
* ANSYS Inc.	124,402	8,089
VeriSign Inc.	203,766	7,812
* Informatica Corp.	143,429	7,587
* Electronic Arts Inc.	446,949	7,366
* VeriFone Systems Inc.	141,953	7,363
* Avnet Inc.	200,228	7,286
* Lam Research Corp.	161,352	7,200
Harris Corp.	155,968	7,031
* Skyworks Solutions Inc.	253,412	7,007
* Flextronics International Ltd.	961,762	6,954
* TIBCO Software Inc.	222,642	6,791
* LSI Corp.	760,657	6,602
* Advanced Micro Devices Inc.	798,827	6,407
Jabil Circuit Inc.	252,753	6,349
* Arrow Electronics Inc.	150,882	6,333
Computer Sciences Corp.	209,116	6,261

* Atmel Corp.	624,531	6,158
* MICROS Systems Inc.	108,075	5,975
* Synopsys Inc.	193,400	5,930
Factset Research Systems Inc.	57,901	5,735
* Riverbed Technology Inc.	198,833	5,583
* ON Semiconductor Corp.	606,478	5,464
FLIR Systems Inc.	210,855	5,337
Total System Services Inc.	230,870	5,326
IAC/InterActiveCorp	103,007	5,057
Global Payments Inc.	105,729	5,019
* Gartner Inc.	115,334	4,918
* SAIC Inc.	368,328	4,862
* Rovi Corp.	148,801	4,843
* Cree Inc.	148,586	4,700
* NCR Corp.	212,283	4,609
* JDS Uniphase Corp.	315,216	4,567
* Polycom Inc.	238,895	4,556
* Novellus Systems Inc.	90,022	4,493
* Parametric Technology Corp.	159,681	4,461
* Ariba Inc.	134,754	4,408
Solera Holdings Inc.	95,675	4,391
* Cadence Design Systems Inc.	368,421	4,362
* Teradyne Inc.	248,543	4,198
Broadridge Financial Solutions Inc.	167,439	4,003
* Ingram Micro Inc.	207,449	3,850
* Brocade Communications Systems Inc.	663,356	3,814
MercadoLibre Inc.	38,734	3,788
Jack Henry & Associates Inc.	110,991	3,787
National Instruments Corp.	130,061	3,709
Molex Inc. Class A	157,826	3,701
* Concur Technologies Inc.	62,040	3,560
* Fortinet Inc.	125,155	3,461
Lexmark International Inc. Class A	101,306	3,367
* NeuStar Inc. Class A	88,436	3,294
* QLIK Technologies Inc.	101,477	3,247
* Wright Express Corp.	49,753	3,220
Cypress Semiconductor Corp.	199,177	3,113
Diebold Inc.	80,607	3,105
* Tech Data Corp.	55,904	3,033
Lender Processing Services Inc.	113,937	2,962
* Zebra Technologies Corp.	70,411	2,900
* CommVault Systems Inc.	55,983	2,779
* Anixter International Inc.	37,964	2,754
* Compuware Corp.	295,874	2,719
* SolarWinds Inc.	69,052	2,669
* Dolby Laboratories Inc. Class A	69,211	2,634
* Viasat Inc.	54,197	2,613
DST Systems Inc.	47,822	2,593
* Taleo Corp. Class A	56,105	2,577
* Semtech Corp.	89,465	2,546
ADTRAN Inc.	81,412	2,539
* Fairchild Semiconductor International Inc. Class A	171,220	2,517
* Microsemi Corp.	117,388	2,517
* LinkedIn Corp. Class A	24,578	2,507
* AOL Inc.	132,092	2,506
* Itron Inc.	55,081	2,501
* FEI Co.	50,565	2,483

*	Aspen Technology Inc.	120,872	2,481
*	Finisar Corp.	122,646	2,471
*	Ultimate Software Group Inc.	33,426	2,449
*	Zynga Inc. Class A	186,183	2,448
*	QLogic Corp.	136,570	2,425
*	Aruba Networks Inc.	108,286	2,413
	Plantronics Inc.	59,094	2,379
*	Vishay Intertechnology Inc.	194,477	2,365
*	Silicon Laboratories Inc.	53,970	2,321
*	IPG Photonics Corp.	44,260	2,304
	Cognex Corp.	54,088	2,291
*	PMC - Sierra Inc.	312,160	2,257
*	ValueClick Inc.	111,181	2,195
*	Convergys Corp.	163,218	2,179
*	International Rectifier Corp.	93,633	2,160
	InterDigital Inc.	61,584	2,147
*	ACI Worldwide Inc.	53,278	2,145
*	Acme Packet Inc.	77,378	2,129
	Fair Isaac Corp.	48,493	2,129
*	CACI International Inc. Class A	33,980	2,117
*	Ciena Corp.	130,467	2,112
*	Hittite Microwave Corp.	38,268	2,078
*	Progress Software Corp.	86,950	2,054
*	Universal Display Corp.	55,879	2,041
*,^ VistaPrint NV		52,215	2,018
	Blackbaud Inc.	60,413	2,008
	MKS Instruments Inc.	67,707	1,999
*	Cymer Inc.	39,496	1,975
*	Cirrus Logic Inc.	82,454	1,962
	Littelfuse Inc.	31,192	1,956
*	TiVo Inc.	163,069	1,955
*	Netgear Inc.	51,016	1,949
*	FleetCor Technologies Inc.	50,142	1,944
*	Cavium Inc.	62,724	1,941
	Intersil Corp. Class A	170,590	1,911
*	First Solar Inc.	75,950	1,903
	Tellabs Inc.	469,121	1,900
*	CoreLogic Inc.	115,919	1,892
*	RF Micro Devices Inc.	378,342	1,884
*	Mentor Graphics Corp.	126,731	1,883
*	WebMD Health Corp.	73,513	1,880
*	Sourcefire Inc.	38,988	1,876
	Sapient Corp.	150,616	1,875
*	Coherent Inc.	32,090	1,872
	MAXIMUS Inc.	45,560	1,853
*	Quest Software Inc.	79,072	1,840
	j2 Global Inc.	63,985	1,835
*	Manhattan Associates Inc.	36,758	1,747
*	FARO Technologies Inc.	29,635	1,729
*	Arris Group Inc.	152,386	1,722
*	Tyler Technologies Inc.	44,789	1,720
*	Entegris Inc.	183,585	1,715
*	DealerTrack Holdings Inc.	56,255	1,702
*	Fusion-io Inc.	58,639	1,666
*	Plexus Corp.	47,088	1,648
*	Bottomline Technologies Inc.	58,746	1,641
*	NetSuite Inc.	32,276	1,623

*	Omnivision Technologies Inc.	80,520	1,610
*	Monster Worldwide Inc.	164,875	1,608
*	Synaptics Inc.	43,850	1,601
*	Insight Enterprises Inc.	72,616	1,592
*	JDA Software Group Inc.	57,577	1,582
*	Euronet Worldwide Inc.	75,636	1,580
*	MicroStrategy Inc. Class A	11,233	1,573
*	Acxiom Corp.	106,647	1,566
	Heartland Payment Systems Inc.	53,603	1,546
*	TriQuint Semiconductor Inc.	224,205	1,546
*	Liquidity Services Inc.	34,183	1,531
*	Constant Contact Inc.	51,395	1,531
*	Take-Two Interactive Software Inc.	99,223	1,527
*	Veeco Instruments Inc.	52,753	1,509
*	Websense Inc.	70,806	1,493
*	BroadSoft Inc.	38,629	1,478
	Power Integrations Inc.	39,413	1,463
*	OSI Systems Inc.	23,827	1,461
*	Benchmark Electronics Inc.	88,191	1,454
*	Kulicke & Soffa Industries Inc.	116,901	1,453
*	3D Systems Corp.	60,697	1,429
*	GT Advanced Technologies Inc.	170,993	1,414
	Syntel Inc.	25,026	1,401
*	ATMI Inc.	59,923	1,396
*	Scansource Inc.	36,506	1,362
*	Advent Software Inc.	53,111	1,360
	Brooks Automation Inc.	110,203	1,359
*	Integrated Device Technology Inc.	187,796	1,343
*	EchoStar Corp. Class A	47,130	1,326
*	Lattice Semiconductor Corp.	206,155	1,326
*	SYNNEX Corp.	34,715	1,324
*	Cardtronics Inc.	50,136	1,316
*	Amkor Technology Inc.	209,899	1,290
	Cabot Microelectronics Corp.	31,760	1,235
*	Emulex Corp.	115,024	1,194
	Ebix Inc.	50,788	1,176
	NIC Inc.	96,805	1,174
	Earthlink Inc.	142,384	1,138
*	Advanced Energy Industries Inc.	86,421	1,134
*	Digital River Inc.	60,571	1,133
*	MEMC Electronic Materials Inc.	312,076	1,127
	Pegasystems Inc.	29,520	1,126
*	Sanmina-SCI Corp.	97,543	1,117
*	Rofin-Sinar Technologies Inc.	42,087	1,110
*	Tessera Technologies Inc.	64,306	1,109
*	Electronics for Imaging Inc.	65,984	1,097
*	Diodes Inc.	47,250	1,095
	Comtech Telecommunications Corp.	33,264	1,084
*	InfoSpace Inc.	84,373	1,081
*	LoopNet Inc.	56,831	1,067
*	Brightpoint Inc.	131,642	1,060
*	CSG Systems International Inc.	69,721	1,056
	MTS Systems Corp.	19,791	1,051
	Badger Meter Inc.	30,849	1,049
*	Bankrate Inc.	41,733	1,033
*	Kenexa Corp.	33,049	1,032
*,^ VirnetX Holding Corp.		42,845	1,025

* Unisys Corp.	51,557	1,017
* Dice Holdings Inc.	108,787	1,015
* Ceva Inc.	44,306	1,006
* Accelrys Inc.	121,129	967
* Applied Micro Circuits Corp.	139,141	966
* Harmonic Inc.	173,986	952
Black Box Corp.	37,009	944
* Netscout Systems Inc.	46,246	941
* Loral Space & Communications Inc.	11,811	940
Forrester Research Inc.	28,458	922
* Infinera Corp.	108,981	885
* Ancestry.com Inc.	38,805	882
Mantech International Corp. Class A	25,341	873
Electro Scientific Industries Inc.	57,483	863
* OpenTable Inc.	21,175	857
* Spansion Inc. Class A	69,608	848
* Interactive Intelligence Group Inc.	27,467	838
* Avid Technology Inc.	75,908	835
* Rambus Inc.	129,130	833
* DTS Inc.	26,658	806
* PROS Holdings Inc.	42,966	803
CTS Corp.	76,292	803
Molex Inc.	28,365	798
* Synchronoss Technologies Inc.	24,899	795
* TNS Inc.	36,359	790
* CIBER Inc.	181,653	770
EPIQ Systems Inc.	63,551	769
* TTM Technologies Inc.	66,885	768
* Integrated Silicon Solution Inc.	67,016	748
* RealD Inc.	54,807	740
* IXYS Corp.	55,052	727
* Freescale Semiconductor Holdings I Ltd.	47,085	725
* Volterra Semiconductor Corp.	21,049	724
DDi Corp.	59,299	723
* Callidus Software Inc.	92,346	721
* Rogers Corp.	18,532	718
* Agilysys Inc.	79,269	713
* Cray Inc.	96,896	709
* ExlService Holdings Inc.	25,837	709
* Sonus Networks Inc.	242,672	704
* RealPage Inc.	36,646	702
* Computer Task Group Inc.	45,531	698
* Stratasys Inc.	19,059	696
* iGate Corp.	41,342	693
* Anaren Inc.	37,185	682
* LivePerson Inc.	40,673	682
* Actuate Corp.	107,998	678
* Axcelis Technologies Inc.	386,682	665
* SS&C Technologies Holdings Inc.	28,455	664
* Checkpoint Systems Inc.	58,689	662
Methode Electronics Inc.	70,899	658
Daktronics Inc.	73,434	653
Park Electrochemical Corp.	21,537	651
ModusLink Global Solutions Inc.	119,675	646
Keynote Systems Inc.	32,357	639
* XO Group Inc.	67,574	635
* Openwave Systems Inc.	276,354	627

	Cohu Inc.	55,061	626
	AVX Corp.	46,278	614
*	TeleTech Holdings Inc.	37,796	609
*	Monolithic Power Systems Inc.	30,822	606
*	Ultratech Inc.	20,784	602
*	Formfactor Inc.	105,442	588
*	Quantum Corp.	223,325	585
*	Intermec Inc.	73,857	571
*	Multi-Fineline Electronix Inc.	20,740	569
*	Fabrinet	32,085	568
*	Extreme Networks	147,297	564
*	LogMeIn Inc.	15,517	547
*	comScore Inc.	24,836	531
*	MIPS Technologies Inc. Class A	96,336	524
*	Imation Corp.	84,008	520
*	Standard Microsystems Corp.	19,881	514
	Electro Rent Corp.	27,923	514
*	Oplink Communications Inc.	29,804	510
*	Power-One Inc.	111,670	508
*	LTX-Credence Corp.	69,610	500
*	Move Inc.	51,467	500
*	Newport Corp.	28,032	497
*	Entropic Communications Inc.	84,481	493
*	Digi International Inc.	44,119	485
*,^ KIT Digital Inc.		66,595	479
*	Exar Corp.	56,898	478
	Micrel Inc.	46,569	478
*	Internap Network Services Corp.	64,335	472
*	Hackett Group Inc.	78,778	470
*	Stamps.com Inc.	16,846	470
*	ServiceSource International Inc.	29,908	463
	American Software Inc. Class A	53,008	455
*	Measurement Specialties Inc.	13,131	443
*	Saba Software Inc.	44,797	439
*	SunPower Corp. Class A	68,850	439
*	Anadigics Inc.	184,001	436
*	Verint Systems Inc.	13,343	432
*	Global Cash Access Holdings Inc.	54,297	424
*	Sycamore Networks Inc.	23,787	422
*	CalAmp Corp.	86,604	420
*	Globecomm Systems Inc.	28,930	419
*	Silicon Graphics International Corp.	43,262	419
*,^ Higher One Holdings Inc.		27,738	415
*	Kemet Corp.	43,688	409
*	Kopin Corp.	98,250	400
*	Monotype Imaging Holdings Inc.	26,825	400
	United Online Inc.	81,653	399
*	FSI International Inc.	79,347	388
	OPNET	13,336	387
*	STEC Inc.	40,298	380
*	Cornerstone OnDemand Inc.	17,221	376
	Cass Information Systems Inc.	9,255	370
*	RealNetworks Inc.	36,299	361
*	NVE Corp.	6,628	351
*	Net 1 UEPS Technologies Inc.	38,239	346
*	Limelight Networks Inc.	104,976	345
*	Aviat Networks Inc.	122,430	345

* FalconStor Software Inc.	91,290	341
* Mercury Computer Systems Inc.	25,556	339
* Maxwell Technologies Inc.	18,436	338
* KVH Industries Inc.	32,125	337
* Silicon Image Inc.	56,547	332
Marchex Inc. Class B	70,034	312
* Dynamics Research Corp.	31,852	307
* Ixia	24,559	307
* Immersion Corp.	55,249	302
* AXT Inc.	47,038	299
Bel Fuse Inc. Class B	16,516	292
* DSP Group Inc.	43,784	292
* OCZ Technology Group Inc.	41,752	291
* Ipass Inc.	111,342	289
* Echelon Corp.	64,762	287
* IntraLinks Holdings Inc.	52,673	279
* Super Micro Computer Inc.	15,902	278
* Convio Inc.	17,875	277
* Perficient Inc.	23,019	276
* MoneyGram International Inc.	15,355	276
* Emcore Corp.	57,367	274
* Amtech Systems Inc.	32,658	272
* Novatel Wireless Inc.	78,198	262
* Oclaro Inc.	64,900	256
* Lionbridge Technologies Inc.	87,265	251
* Nanometrics Inc.	13,307	246
* VASCO Data Security International Inc.	22,548	243
* Virtusa Corp.	13,814	239
* Vishay Precision Group Inc.	15,985	237
* Zygo Corp.	11,953	234
* Mindspeed Technologies Inc.	36,654	233
* Calix Inc.	27,275	233
* Dot Hill Systems Corp.	145,296	219
* Datalink Corp.	22,855	218
* Autobytel Inc.	224,073	217
* QuinStreet Inc.	19,202	201
* Intevac Inc.	22,587	192
* Active Network Inc.	11,030	186
* Photronics Inc.	27,458	183
* Edgewater Technology Inc.	46,266	181
* Aware Inc.	44,257	173
* Vocus Inc.	13,005	172
* Information Services Group Inc.	128,428	168
* Sigma Designs Inc.	32,175	167
* Comverge Inc.	88,361	163
* AuthenTec Inc.	51,145	161
* ShoreTel Inc.	28,187	160
* Web.com Group Inc.	11,050	159
* Identive Group Inc.	75,453	158
* Inphi Corp.	10,284	146
* LeCroy Corp.	13,659	142
* Supertex Inc.	7,784	141
* Aeroflex Holding Corp.	12,571	140
PC-Tel Inc.	20,954	139
* CyberOptics Corp.	14,065	136
* STR Holdings Inc.	27,740	134
* Rudolph Technologies Inc.	11,852	132

*	LRAD Corp.	82,645	127
*	Mattson Technology Inc.	45,776	127
*	Rubicon Technology Inc.	11,949	125
*	LoJack Corp.	30,922	123
*	Reis Inc.	13,713	122
*	Radisys Corp.	15,433	114
*	Seachange International Inc.	14,436	112
*	Cinedigm Digital Cinema Corp. Class A	66,352	112
*	Concurrent Computer Corp.	29,783	109
*	Envestnet Inc.	8,111	102
*	Symmetricom Inc.	16,944	98
*	Demand Media Inc.	12,800	93
*,^ Motricity Inc.		83,249	92
*	support.com Inc.	29,004	91
*	MaxLinear Inc.	15,986	89
	Crexendo Inc.	25,382	87
	PC Connection Inc.	10,505	86
*	Pericom Semiconductor Corp.	10,612	86
*	Travelzoo Inc.	3,696	85
*	Innodata Isogen Inc.	15,170	82
*	Hutchinson Technology Inc.	36,408	80
*	Deltek Inc.	7,244	77
*	MoSys Inc.	19,222	76
	Evolving Systems Inc.	13,528	76
*	TeleCommunication Systems Inc. Class A	27,184	76
*	Wave Systems Corp. Class A	40,107	75
*	QuickLogic Corp.	27,004	74
*	Smith Micro Software Inc.	31,088	72
*	TeleNav Inc.	9,993	70
	Richardson Electronics Ltd.	5,839	70
*	PDF Solutions Inc.	8,005	67
*	Powerwave Technologies Inc.	32,363	66
	Pulse Electronics Corp.	26,190	66
*	Network Engines Inc.	43,784	63
*	Looksmart Ltd.	54,701	61
	Rimage Corp.	6,050	61
	Telular Corp.	7,116	60
*	SRS Labs Inc.	8,051	56
*	Echo Global Logistics Inc.	3,450	56
*	Zix Corp.	19,000	55
*	Bsquare Corp.	15,441	52
*	Frequency Electronics Inc.	6,132	51
*	Alpha & Omega Semiconductor Ltd.	5,202	50
	TheStreet Inc.	22,378	49
	QAD Inc. Class A	3,629	48
*	PRGX Global Inc.	7,236	46
*	X-Rite Inc.	9,958	45
*	Transwitch Corp.	16,462	43
*	GSI Technology Inc.	10,119	43
*	PLX Technology Inc.	10,402	42
*	GSI Group Inc.	3,461	42
*	Westell Technologies Inc. Class A	17,678	41
*	ID Systems Inc.	6,449	39
*	PAR Technology Corp.	7,772	38
*	WebMediaBrands Inc.	36,233	38
*	Network Equipment Technologies Inc.	35,089	38
*	Online Resources Corp.	12,713	36

* Pixelworks Inc.	15,645	36
* THQ Inc.	64,284	36
* Document Security Systems Inc.	11,521	35
* MEMSIC Inc.	8,040	34
* Ditech Networks Inc.	34,438	34
* StarTek Inc.	15,375	34
* Planar Systems Inc.	13,735	32
* GSE Systems Inc.	13,415	32
* Viasystems Group Inc.	1,531	29
* BTU International Inc.	9,344	29
Bel Fuse Inc. Class A	1,477	29
* Intellicheck Mobilisa Inc.	16,110	27
* Presstek Inc.	46,306	27
* Ikanos Communications Inc.	36,361	27
* Digimarc Corp.	904	25
* NCI Inc. Class A	3,856	25
* Numerex Corp. Class A	2,362	23
* Opnext Inc.	13,481	21
* Remark Media Inc.	3,300	20
* Lantronix Inc.	6,995	20
* SPS Commerce Inc.	724	19
* Rosetta Stone Inc.	1,884	19
* Microvision Inc.	7,110	19
* Mattersight Corp.	2,159	18
* Glu Mobile Inc.	3,752	18
* Ultra Clean Holdings	2,159	16
* Rainmaker Systems Inc.	19,115	15
* Ramtron International Corp.	6,551	13
* Zhone Technologies Inc.	10,572	12
* Transact Technologies Inc.	1,540	12
* iGO Inc.	11,872	10
* Research Frontiers Inc.	2,555	9
* TechTarget Inc.	1,179	8
* Parkervision Inc.	7,548	8
QAD Inc. Class B	573	8
* Digital Ally Inc.	9,500	7
* Superconductor Technologies Inc.	7,872	6
* Pervasive Software Inc.	1,008	6
* Selectica Inc.	829	3
* Mitel Networks Corp.	700	3
* Spire Corp.	2,366	3
* Wireless Telecom Group Inc.	1,403	2
* Market Leader Inc.	464	2
* Management Network Group Inc.	626	2
* Guidance Software Inc.	80	1
* Official Payments Holdings Inc. Class B	121	1
* Cascade Microtech Inc.	100	—
* PC Mall Inc.	63	—
* Newtek Business Services Inc.	204	—
* GTSI Corp.	50	—
* Performance Technologies Inc.	70	—
* Video Display Corp.	19	—
		4,183,952
Materials (4.0%)
EI du Pont de Nemours & Co.	1,244,799	65,850
Monsanto Co.	721,366	57,536
Dow Chemical Co.	1,592,339	55,159

	Freeport-McMoRan Copper & Gold Inc.	1,277,201	48,585
	Praxair Inc.	403,864	46,299
	Newmont Mining Corp.	666,647	34,179
	Air Products & Chemicals Inc.	283,554	26,030
	Ecolab Inc.	404,378	24,958
	Mosaic Co.	412,135	22,787
	PPG Industries Inc.	208,238	19,949
	International Paper Co.	559,895	19,652
	Nucor Corp.	427,082	18,343
	LyondellBasell Industries NV Class A	389,372	16,996
	CF Industries Holdings Inc.	88,173	16,105
	Alcoa Inc.	1,435,165	14,380
	Cliffs Natural Resources Inc.	192,914	13,361
	Sherwin-Williams Co.	118,946	12,926
	Sigma-Aldrich Corp.	162,495	11,872
	FMC Corp.	95,006	10,057
	Celanese Corp. Class A	210,505	9,721
	Eastman Chemical Co.	185,545	9,591
	Ball Corp.	208,355	8,934
	Airgas Inc.	97,258	8,653
*	Crown Holdings Inc.	203,844	7,508
	Vulcan Materials Co.	174,293	7,448
	Albemarle Corp.	113,833	7,276
	MeadWestvaco Corp.	230,314	7,276
	Ashland Inc.	105,324	6,431
	Rock-Tenn Co. Class A	95,182	6,430
	International Flavors & Fragrances Inc.	109,179	6,398
	Valspar Corp.	119,817	5,786
*	WR Grace & Co.	99,631	5,759
	Reliance Steel & Aluminum Co.	101,166	5,714
^	United States Steel Corp.	194,185	5,703
	Allegheny Technologies Inc.	136,300	5,611
	Martin Marietta Materials Inc.	61,718	5,285
	Royal Gold Inc.	79,354	5,175
*	Owens-Illinois Inc.	221,568	5,171
	Walter Energy Inc.	84,211	4,986
	Aptargroup Inc.	89,130	4,882
	Domtar Corp.	50,879	4,853
	RPM International Inc.	177,115	4,639
	Solutia Inc.	164,877	4,607
*	Rockwood Holdings Inc.	88,201	4,600
	Sealed Air Corp.	233,051	4,500
	Bemis Co. Inc.	139,007	4,489
	Sonoco Products Co.	134,930	4,480
	Steel Dynamics Inc.	280,198	4,074
	Packaging Corp. of America	134,299	3,974
	Cytec Industries Inc.	63,665	3,870
*	Allied Nevada Gold Corp.	114,697	3,731
	Cabot Corp.	86,395	3,687
	Huntsman Corp.	257,387	3,606
	Compass Minerals International Inc.	44,555	3,196
	Scotts Miracle-Gro Co. Class A	57,728	3,127
	Carpenter Technology Corp.	59,791	3,123
	Silgan Holdings Inc.	66,084	2,921
*	Coeur d'Alene Mines Corp.	121,342	2,881
	NewMarket Corp.	14,376	2,694
*,^ Molycorp Inc.		79,528	2,690

Sensient Technologies Corp.	64,457	2,449
Olin Corp.	108,569	2,361
Commercial Metals Co.	156,426	2,318
* Chemtura Corp.	132,229	2,245
HB Fuller Co.	66,810	2,193
Eagle Materials Inc.	57,885	2,011
* Stillwater Mining Co.	155,827	1,970
* AbitibiBowater Inc.	131,389	1,876
Buckeye Technologies Inc.	53,252	1,809
Greif Inc. Class A	32,201	1,801
PolyOne Corp.	123,372	1,777
Westlake Chemical Corp.	26,916	1,744
* Intrepid Potash Inc.	71,623	1,743
Hecla Mining Co.	376,597	1,740
* Louisiana-Pacific Corp.	183,803	1,719
Titanium Metals Corp.	119,138	1,616
* Georgia Gulf Corp.	46,112	1,608
Minerals Technologies Inc.	24,051	1,573
Worthington Industries Inc.	79,264	1,520
Schweitzer-Mauduit International Inc.	21,920	1,514
Innophos Holdings Inc.	29,619	1,484
Haynes International Inc.	21,660	1,372
Schnitzer Steel Industries Inc.	33,471	1,335
* Clearwater Paper Corp.	37,312	1,239
* SunCoke Energy Inc.	86,596	1,231
* McEwen Mining Inc.	273,722	1,215
AMCOL International Corp.	41,067	1,211
Globe Specialty Metals Inc.	80,705	1,200
Balchem Corp.	39,506	1,195
* Calgon Carbon Corp.	75,849	1,184
American Vanguard Corp.	54,102	1,173
AK Steel Holding Corp.	151,384	1,144
* OM Group Inc.	40,319	1,109
* Kraton Performance Polymers Inc.	40,864	1,086
* Innospec Inc.	35,117	1,067
PH Glatfelter Co.	65,793	1,038
Neenah Paper Inc.	34,589	1,029
Texas Industries Inc.	28,637	1,003
* Materion Corp.	33,794	971
* Graphic Packaging Holding Co.	172,000	949
Koppers Holdings Inc.	24,620	949
Myers Industries Inc.	63,532	937
* Flotek Industries Inc.	73,253	880
* RTI International Metals Inc.	37,212	858
Stepan Co.	9,744	856
Quaker Chemical Corp.	21,113	833
Boise Inc.	95,579	785
A Schulman Inc.	28,868	780
Kaiser Aluminum Corp.	16,353	773
* Century Aluminum Co.	84,716	752
Deltic Timber Corp.	11,849	750
* Ferro Corp.	122,207	726
^ Gold Resource Corp.	28,207	686
Tredegar Corp.	34,843	683
* Mercer International Inc.	81,563	652
* KapStone Paper and Packaging Corp.	33,068	651
Hawkins Inc.	16,787	624

*	AM Castle & Co.	48,058	608
*	LSB Industries Inc.	14,300	557
*	Horsehead Holding Corp.	47,129	537
*	Omnova Solutions Inc.	71,425	482
*	General Moly Inc.	137,486	461
	Kronos Worldwide Inc.	17,560	438
	Olympic Steel Inc.	17,882	429
*	Headwaters Inc.	102,319	428
*	ADA-ES Inc.	16,256	395
*	Zoltek Cos. Inc.	32,566	369
	Noranda Aluminum Holding Corp.	34,663	346
	Wausau Paper Corp.	34,826	327
*	TPC Group Inc.	7,362	325
	Zep Inc.	22,054	318
*	Landec Corp.	45,424	297
*	US Energy Corp. Wyoming	93,278	295
*	Metals USA Holdings Corp.	17,076	246
*	Universal Stainless & Alloy	5,459	233
	KMG Chemicals Inc.	9,793	177
	Chase Corp.	9,925	156
*	Spartech Corp.	27,580	135
*	Paramount Gold and Silver Corp.	57,235	129
*	AEP Industries Inc.	3,657	127
*	Golden Minerals Co.	11,260	95
*	Penford Corp.	10,687	72
*	American Pacific Corp.	9,574	72
*,^ Clean Diesel Technologies Inc.		14,310	58
*	United States Lime & Minerals Inc.	813	49
*	Senomyx Inc.	16,555	45
*	Verso Paper Corp.	12,787	24
*	Solitario Exploration & Royalty Corp.	12,887	18
*	Ampal American Israel Class A	43,513	10
*	Continental Materials Corp.	5	—
			832,759
Telecommunication Services (2.4%)
	AT&T Inc.	7,984,585	249,359
	Verizon Communications Inc.	3,814,532	145,829
	CenturyLink Inc.	832,114	32,161
*	Crown Castle International Corp.	383,627	20,463
*	Sprint Nextel Corp.	4,042,690	11,522
	Windstream Corp.	786,768	9,213
*	SBA Communications Corp. Class A	155,966	7,925
	Frontier Communications Corp.	1,341,906	5,596
*	Level 3 Communications Inc.	210,078	5,405
*	tw telecom inc Class A	191,541	4,244
*	NII Holdings Inc.	230,824	4,226
*	MetroPCS Communications Inc.	342,915	3,093
	Telephone & Data Systems Inc.	129,832	3,006
*	AboveNet Inc.	29,768	2,465
*	Cincinnati Bell Inc.	343,784	1,382
*	Cogent Communications Group Inc.	49,607	946
*	Leap Wireless International Inc.	101,406	885
*	United States Cellular Corp.	20,519	840
	Atlantic Tele-Network Inc.	22,144	805
*	Clearwire Corp. Class A	320,431	731
*	Premiere Global Services Inc.	67,298	608
	Consolidated Communications Holdings Inc.	29,780	585

* 8x8 Inc.	137,841	579
* General Communication Inc. Class A	58,470	510
NTELOS Holdings Corp.	22,328	462
* Cbeyond Inc.	40,969	328
HickoryTech Corp.	31,568	326
* Vonage Holdings Corp.	146,712	324
USA Mobility Inc.	23,093	322
* Neutral Tandem Inc.	25,252	308
Shenandoah Telecommunications Co.	25,862	288
Alaska Communications Systems Group Inc.	88,542	273
SureWest Communications	11,131	251
Lumos Networks Corp.	22,867	246
* Iridium Communications Inc.	26,434	231
IDT Corp. Class B	20,507	191
* Towerstream Corp.	19,301	92
* Globalstar Inc.	122,717	86
* ORBCOMM Inc.	9,769	38
Warwick Valley Telephone Co.	38	1
		516,145
Utilities (3.4%)
Southern Co.	1,161,316	52,178
Exelon Corp.	1,147,108	44,978
Dominion Resources Inc.	767,469	39,302
Duke Energy Corp.	1,795,650	37,727
NextEra Energy Inc.	540,792	33,032
FirstEnergy Corp.	563,499	25,690
American Electric Power Co. Inc.	650,606	25,100
PG&E Corp.	547,308	23,759
Consolidated Edison Inc.	394,652	23,056
PPL Corp.	779,069	22,017
Progress Energy Inc.	397,822	21,128
Public Service Enterprise Group Inc.	682,181	20,882
Sempra Energy	307,246	18,422
Edison International	417,364	17,742
Xcel Energy Inc.	653,998	17,311
Entergy Corp.	237,572	15,965
DTE Energy Co.	228,246	12,560
* AES Corp.	880,163	11,504
Wisconsin Energy Corp.	311,890	10,972
CenterPoint Energy Inc.	546,100	10,769
ONEOK Inc.	131,751	10,759
Ameren Corp.	326,680	10,643
NiSource Inc.	378,649	9,220
Northeast Utilities	238,482	8,852
American Water Works Co. Inc.	236,740	8,056
SCANA Corp.	166,142	7,578
CMS Energy Corp.	341,909	7,522
* Calpine Corp.	427,918	7,364
OGE Energy Corp.	132,301	7,078
Pinnacle West Capital Corp.	147,267	7,054
NSTAR	139,763	6,797
Alliant Energy Corp.	149,729	6,486
AGL Resources Inc.	157,479	6,176
Pepco Holdings Inc.	305,748	5,776
MDU Resources Group Inc.	254,615	5,701
Integrys Energy Group Inc.	105,580	5,595
ITC Holdings Corp.	69,182	5,323

NV Energy Inc.	318,541	5,135
* NRG Energy Inc.	310,934	4,872
TECO Energy Inc.	276,563	4,854
Questar Corp.	239,718	4,617
National Fuel Gas Co.	94,962	4,570
Westar Energy Inc.	157,802	4,407
UGI Corp.	156,041	4,252
Aqua America Inc.	187,018	4,169
Atmos Energy Corp.	122,036	3,839
Great Plains Energy Inc.	183,762	3,725
Hawaiian Electric Industries Inc.	129,787	3,290
Cleco Corp.	82,100	3,255
Vectren Corp.	110,769	3,219
Piedmont Natural Gas Co. Inc.	97,505	3,029
WGL Holdings Inc.	69,459	2,827
IDACORP Inc.	67,323	2,768
Portland General Electric Co.	102,061	2,549
Southwest Gas Corp.	59,131	2,527
New Jersey Resources Corp.	56,124	2,501
UIL Holdings Corp.	68,518	2,382
* GenOn Energy Inc.	1,044,658	2,173
PNM Resources Inc.	111,484	2,040
South Jersey Industries Inc.	40,720	2,038
Avista Corp.	78,392	2,005
Allete Inc.	44,710	1,855
Unisource Energy Corp.	49,981	1,828
NorthWestern Corp.	49,372	1,751
Black Hills Corp.	50,722	1,701
Northwest Natural Gas Co.	36,307	1,648
El Paso Electric Co.	48,733	1,583
MGE Energy Inc.	31,375	1,393
Laclede Group Inc.	33,230	1,297
CH Energy Group Inc.	17,797	1,188
Empire District Electric Co.	52,999	1,079
American States Water Co.	28,774	1,040
Otter Tail Corp.	43,785	950
California Water Service Group	47,580	866
Central Vermont Public Service Corp.	18,965	668
SJW Corp.	27,475	663
Connecticut Water Service Inc.	20,610	583
Ormat Technologies Inc.	26,286	530
Chesapeake Utilities Corp.	11,624	478
Middlesex Water Co.	15,893	300
Genie Energy Ltd. Class B	22,882	221
Unitil Corp.	8,188	220
* Cadiz Inc.	19,263	177
York Water Co.	7,075	122
Artesian Resources Corp. Class A	6,245	117
Consolidated Water Co. Ltd.	13,015	103
* Dynegy Inc. Class A	143,246	80
* Synthesis Energy Systems Inc.	30,151	44
Delta Natural Gas Co. Inc.	700	27
* Pure Cycle Corp.	11,129	25
RGC Resources Inc.	32	1
		713,655
Total Common Stocks (Cost $17,124,667)		20,944,796

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.123%		118,400,000	118,400

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4 Fannie Mae Discount Notes	0.030%	4/2/04	2,000	2,000
[4,5] Freddie Mac Discount Notes	0.050%	4/4/12	1,320	1,320
[4,5] Freddie Mac Discount Notes	0.050%	4/24/12	4,000	4,000
5 United States Treasury Note/Bond	0.375%	8/31/12	500	500
				7,820
Total Temporary Cash Investments (Cost $126,220)				126,220
Total Investments (100.2%) (Cost $17,250,887)				21,071,016
Other Assets and Liabilities-Net (-0.2%)[3]				(45,633)
Net Assets (100%)				21,025,383

Securities with a market value of less than $500 are displayed with a dash
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $24,009,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $25,588,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $5,820,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Total Stock Market Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	20,944,663	—	133
Temporary Cash Investments	118,400	7,820	—
Futures Contracts—Assets[1]	219	—	—
Futures Contracts—Liabilities[1]	(37)
Total	21,063,245	7,820	133
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2012	142	49,814	1,070
E-mini S&P 500 Index	June 2012	210	14,734	(40)
E-mini Russell 2000 Index	June 2012	128	10,594	7

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Institutional Total Stock Market Index Fund

D. At March 31, 2012, the cost of investment securities for tax purposes was $17,250,887,000. Net unrealized appreciation of investment securities for tax purposes was $3,820,129,000, consisting of unrealized gains of $4,877,117,000 on securities that had risen in value since their purchase and $1,056,988,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 22, 2012

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 22, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.